Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Portfolio Summary Maxim Ariel MidCap Value Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Ariel MidCap Value Portfolio
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.37%
Total Annual Portfolio Operating Expenses		1.32%
Expense Reimbursement	[1]	0.22%
Total Annual Portfolio Operating Expenses After Expense Reimbursement		1.10%
[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio) that exceed 1.10% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Ariel MidCap Value Portfolio	112	350	606	1,340

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 23.97% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ( $2.05 billion to  $5.16 billion as of December 31, 2010), medium ( $5.16 billion to  $14.80 billion as of December 31, 2010) or medium/large ( $14.80 billion to  $49.53 billion as of December 31, 2010) capitalization quintiles of the Russell 3000® Index. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	29.45%
Worst Quarter	December 2008	-29.57%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Ariel MidCap Value Portfolio	19.54%	5.01%	7.32%
Maxim Ariel MidCap Value Portfolio Russell Mid-Cap Index (reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Ariel MidCap Value Portfolio | Maxim Ariel MidCap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2001	rr_AnnualReturn2001	18.20%
Annual Return 2002	rr_AnnualReturn2002	(10.77%)
Annual Return 2003	rr_AnnualReturn2003	29.57%
Annual Return 2004	rr_AnnualReturn2004	12.28%
Annual Return 2005	rr_AnnualReturn2005	3.40%
Annual Return 2006	rr_AnnualReturn2006	11.33%
Annual Return 2007	rr_AnnualReturn2007	(1.22%)
Annual Return 2008	rr_AnnualReturn2008	(40.38%)
Annual Return 2009	rr_AnnualReturn2009	62.95%
Annual Return 2010	rr_AnnualReturn2010	19.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.57%)
One Year	rr_AverageAnnualReturnYear01	19.54%
Five Years	rr_AverageAnnualReturnYear05	5.01%
Ten Years	rr_AverageAnnualReturnYear10	7.32%
Maxim Ariel MidCap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Ariel MidCap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 23.97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.97%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ( $2.05 billion to  $5.16 billion as of December 31, 2010), medium ( $5.16 billion to  $14.80 billion as of December 31, 2010) or medium/large ( $14.80 billion to  $49.53 billion as of December 31, 2010) capitalization quintiles of the Russell 3000® Index. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	29.45%
Worst Quarter	December 2008	-29.57%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Ariel MidCap Value Portfolio | Russell Mid-Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.48%
Five Years	rr_AverageAnnualReturnYear05	4.66%
Ten Years	rr_AverageAnnualReturnYear10	6.54%

[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio) that exceed 1.10% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Portfolio Summary Maxim Ariel Small-Cap Value Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Ariel Small-Cap Value Portfolio
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.39%
Total Annual Portfolio Operating Expenses		1.39%
Expense Reimbursement	[1]	0.04%
Total Annual Portfolio Operating Expenses After Expense Reimbursement		1.35%
[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio) that exceed 1.35% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Ariel Small-Cap Value Portfolio	128	400	692	1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 35.92% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	35.27%
Worst Quarter	December 2008	-33.72%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Ariel Small-Cap Value Portfolio	29.31%	4.99%	8.07%
Maxim Ariel Small-Cap Value Portfolio Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Ariel Small-Cap Value Portfolio | Maxim Ariel Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2001	rr_AnnualReturn2001	15.66%
Annual Return 2002	rr_AnnualReturn2002	(6.27%)
Annual Return 2003	rr_AnnualReturn2003	29.24%
Annual Return 2004	rr_AnnualReturn2004	22.17%
Annual Return 2005	rr_AnnualReturn2005	(0.49%)
Annual Return 2006	rr_AnnualReturn2006	12.56%
Annual Return 2007	rr_AnnualReturn2007	(2.49%)
Annual Return 2008	rr_AnnualReturn2008	(45.93%)
Annual Return 2009	rr_AnnualReturn2009	66.19%
Annual Return 2010	rr_AnnualReturn2010	29.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.72%)
One Year	rr_AverageAnnualReturnYear01	29.31%
Five Years	rr_AverageAnnualReturnYear05	4.99%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
Maxim Ariel Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Ariel Small-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 35.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.92%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	35.27%
Worst Quarter	December 2008	-33.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Ariel Small-Cap Value Portfolio | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%

[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio) that exceed 1.35% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Portfolio Summary Maxim Bond Index Portfolio
Investment Objective
The Portfolio seeks investment results that track the total return of the debt securities that comprise the Barclays Capital U.S. Aggregate Bond Index (the "Benchmark Index").
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Bond Index Portfolio
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.50%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Bond Index Portfolio	51	160	280	628

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 47.53% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Portfolio the relevant comparable attributes of the Benchmark Index. This may be accomplished through a combination of fixed income securities ownership and owning futures contracts on the Benchmark Index and options on futures contracts.

The Benchmark Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

U.S. Government Securities Risk – Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk – Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2008	5.28%
Worst Quarter	June 2004	-2.76%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Bond Index Portfolio	6.50%	5.92%	5.51%
Maxim Bond Index Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Bond Index Portfolio | Maxim Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	7.52%
Annual Return 2002	rr_AnnualReturn2002	9.69%
Annual Return 2003	rr_AnnualReturn2003	3.08%
Annual Return 2004	rr_AnnualReturn2004	3.28%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	6.74%
Annual Return 2008	rr_AnnualReturn2008	6.40%
Annual Return 2009	rr_AnnualReturn2009	6.18%
Annual Return 2010	rr_AnnualReturn2010	6.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.76%)
One Year	rr_AverageAnnualReturnYear01	6.50%
Five Years	rr_AverageAnnualReturnYear05	5.92%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
Maxim Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Bond Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that track the total return of the debt securities that comprise the Barclays Capital U.S. Aggregate Bond Index (the "Benchmark Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 47.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.53%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Portfolio the relevant comparable attributes of the Benchmark Index. This may be accomplished through a combination of fixed income securities ownership and owning futures contracts on the Benchmark Index and options on futures contracts.

The Benchmark Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

U.S. Government Securities Risk – Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk – Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	December 2008	5.28%
Worst Quarter	June 2004	-2.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Bond Index Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%

Portfolio Summary Maxim Federated Bond Portfolio
Investment Objective

The Portfolio seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Federated Bond Portfolio
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.70%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Federated Bond Portfolio	72	224	390	871

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 41.32% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage-backed securities, corporate fixed income securities and U.S. government obligations. A portion of the Portfolio may also be invested in foreign investment-grade fixed income securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade fixed income securities include both convertible and high-yield corporate fixed income securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade fixed income securities. The foreign fixed income securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars. If a security is downgraded below any minimum quality grade discussed above, the portfolio managers will re-evaluate the security, but will not be required to sell it. The Portfolio may use derivative contracts, including interest rate futures, index futures, securities futures, currency futures, currency forward contracts and credit default swaps, to implement elements of its investment strategy.

The Portfolio may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Portfolio will provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Portfolio has no set duration parameters.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Call Risk – An issuer may redeem a fixed income security before maturity (a "call") at a price below its current market value.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

U.S. Government Securities Risk – Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk – Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	5.41%
Worst Quarter	June 2004	-2.34%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Since Inception	Inception Date
Maxim Federated Bond Portfolio	6.88%	6.54%	4.88%	May 1, 2003
Maxim Federated Bond Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.69%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Federated Bond Portfolio | Maxim Federated Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Return 2004	rr_AnnualReturn2004	3.38%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	6.68%
Annual Return 2008	rr_AnnualReturn2008	1.94%
Annual Return 2009	rr_AnnualReturn2009	13.07%
Annual Return 2010	rr_AnnualReturn2010	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.34%)
One Year	rr_AverageAnnualReturnYear01	6.88%
Five Years	rr_AverageAnnualReturnYear05	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Maxim Federated Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Federated Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 41.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage-backed securities, corporate fixed income securities and U.S. government obligations. A portion of the Portfolio may also be invested in foreign investment-grade fixed income securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade fixed income securities include both convertible and high-yield corporate fixed income securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade fixed income securities. The foreign fixed income securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars. If a security is downgraded below any minimum quality grade discussed above, the portfolio managers will re-evaluate the security, but will not be required to sell it. The Portfolio may use derivative contracts, including interest rate futures, index futures, securities futures, currency futures, currency forward contracts and credit default swaps, to implement elements of its investment strategy.

The Portfolio may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Portfolio will provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Portfolio has no set duration parameters.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Call Risk – An issuer may redeem a fixed income security before maturity (a "call") at a price below its current market value.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

U.S. Government Securities Risk – Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk – Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	5.41%
Worst Quarter	June 2004	-2.34%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Federated Bond Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%

Portfolio Summary Maxim Templeton Global Bond Portfolio (formerly Maxim Global Bond Portfolio)
Investment Objective
The Portfolio seeks current income with capital appreciation and growth of income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Templeton Global Bond Portfolio
Management Fees	1.30%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.30%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Templeton Global Bond Portfolio	132	412	713	1,568

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 21.69% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in bonds issued by governments and government agencies located around the world. In addition, the Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.), and hold foreign currencies and attempt to profit from fluctuations in currency exchange rates. The Portfolio focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds ("high yield-high risk" or "junk") bonds.

For purposes of pursuing its investment goals, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards, currency and currency index futures contracts, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also, from time to time, enter into interest rate and credit related transactions involving derivative instruments, including financial and index futures contracts and options on such contracts, as well as interest rate and credit default swaps, bond/interest rate futures contracts, and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance the Portfolio's returns, or to obtain exposure to various market sectors.

The Sub-Adviser allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Non-Diversification Risk – The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2008	8.12%
Worst Quarter	June 2008	-4.28%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Templeton Global Bond Portfolio	10.92%	11.63%	8.42%
Maxim Templeton Global Bond Portfolio Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	5.17%	7.09%	7.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Templeton Global Bond Portfolio | Maxim Templeton Global Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2001	rr_AnnualReturn2001	3.41%
Annual Return 2002	rr_AnnualReturn2002	10.54%
Annual Return 2003	rr_AnnualReturn2003	7.36%
Annual Return 2004	rr_AnnualReturn2004	4.84%
Annual Return 2005	rr_AnnualReturn2005	0.62%
Annual Return 2006	rr_AnnualReturn2006	14.85%
Annual Return 2007	rr_AnnualReturn2007	13.57%
Annual Return 2008	rr_AnnualReturn2008	4.45%
Annual Return 2009	rr_AnnualReturn2009	14.71%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
One Year	rr_AverageAnnualReturnYear01	10.92%
Five Years	rr_AverageAnnualReturnYear05	11.63%
Ten Years	rr_AverageAnnualReturnYear10	8.42%
Maxim Templeton Global Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Templeton Global Bond Portfolio (formerly Maxim Global Bond Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks current income with capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 21.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in bonds issued by governments and government agencies located around the world. In addition, the Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.), and hold foreign currencies and attempt to profit from fluctuations in currency exchange rates. The Portfolio focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds ("high yield-high risk" or "junk") bonds.

For purposes of pursuing its investment goals, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards, currency and currency index futures contracts, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also, from time to time, enter into interest rate and credit related transactions involving derivative instruments, including financial and index futures contracts and options on such contracts, as well as interest rate and credit default swaps, bond/interest rate futures contracts, and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance the Portfolio's returns, or to obtain exposure to various market sectors.

The Sub-Adviser allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Non-Diversification Risk – The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	March 2008	8.12%
Worst Quarter	June 2008	-4.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Templeton Global Bond Portfolio | Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.17%
Five Years	rr_AverageAnnualReturnYear05	7.09%
Ten Years	rr_AverageAnnualReturnYear10	7.00%

Portfolio Summary Maxim Index 600 Portfolio
Investment Objective
The Portfolio seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") SmallCap 600® Index (the "Benchmark Index").
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Index 600 Portfolio
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Index 600 Portfolio	61	192	335	750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 20.44% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P SmallCap 600® Index. The S&P SmallCap 600® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from small-capitalization stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Exchange-Traded Funds ("ETFs") Risk – An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.70%
Worst Quarter	December 2008	-25.20%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Index 600 Portfolio	25.70%	4.15%	7.06%
Maxim Index 600 Portfolio S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	7.66%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Index 600 Portfolio | Maxim Index 600 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	5.82%
Annual Return 2002	rr_AnnualReturn2002	(15.23%)
Annual Return 2003	rr_AnnualReturn2003	38.11%
Annual Return 2004	rr_AnnualReturn2004	21.78%
Annual Return 2005	rr_AnnualReturn2005	7.06%
Annual Return 2006	rr_AnnualReturn2006	14.57%
Annual Return 2007	rr_AnnualReturn2007	(0.82%)
Annual Return 2008	rr_AnnualReturn2008	(31.35%)
Annual Return 2009	rr_AnnualReturn2009	24.95%
Annual Return 2010	rr_AnnualReturn2010	25.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
One Year	rr_AverageAnnualReturnYear01	25.70%
Five Years	rr_AverageAnnualReturnYear05	4.15%
Ten Years	rr_AverageAnnualReturnYear10	7.06%
Maxim Index 600 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Index 600 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") SmallCap 600® Index (the "Benchmark Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 20.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P SmallCap 600® Index. The S&P SmallCap 600® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from small-capitalization stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Exchange-Traded Funds ("ETFs") Risk – An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.70%
Worst Quarter	December 2008	-25.20%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Index 600 Portfolio | S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.31%
Five Years	rr_AverageAnnualReturnYear05	4.64%
Ten Years	rr_AverageAnnualReturnYear10	7.66%

Portfolio Summary Maxim International Index Portfolio
Investment Objective
The Portfolio seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim International Index Portfolio	Initial Class	Class L
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	none	none
Total Annual Portfolio Operating Expenses	0.70%	0.95%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim International Index Portfolio (USD $)	1 Year	3 Years
Initial Class	72	224
Class L	97	303

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the MSCI EAFE Index (the "Benchmark Index") or in derivative securities economically related to the Benchmark Index. The Portfolio will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index, a statistically selected sampling of the stocks in the Benchmark Index, and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index. The Portfolio does not necessarily invest in all of the stocks in the Benchmark Index, or in the same weightings as the stocks have in the Benchmark Index. The Portfolio's Sub-Adviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks chosen are similar to those of the Benchmark Index.

The Portfolio's benchmark index is the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of December 31, 2010, the MSCI EAFE Index consisted of 22 developed market country indices.

The Portfolio's investment objective and principal investment strategies are non-fundamental and can be changed by the Portfolio's Board of Directors without shareholder approval. The Portfolio will provide 60 days' prior written notice to shareholders of any change in its 80% policy as described above.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Investment Style Risk – There is a possibility that returns from large-capitalization and/or foreign stocks will trail returns from the overall stock market.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds ("ETFs") Risk – An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on January 13, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim International Index Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
Maxim International Index Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
Maxim International Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim International Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the MSCI EAFE Index (the "Benchmark Index") or in derivative securities economically related to the Benchmark Index. The Portfolio will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index, a statistically selected sampling of the stocks in the Benchmark Index, and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index. The Portfolio does not necessarily invest in all of the stocks in the Benchmark Index, or in the same weightings as the stocks have in the Benchmark Index. The Portfolio's Sub-Adviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks chosen are similar to those of the Benchmark Index.

The Portfolio's benchmark index is the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of December 31, 2010, the MSCI EAFE Index consisted of 22 developed market country indices.

The Portfolio's investment objective and principal investment strategies are non-fundamental and can be changed by the Portfolio's Board of Directors without shareholder approval. The Portfolio will provide 60 days' prior written notice to shareholders of any change in its 80% policy as described above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Investment Style Risk – There is a possibility that returns from large-capitalization and/or foreign stocks will trail returns from the overall stock market.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds ("ETFs") Risk – An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No portfolio performance data is provided because the Portfolio commenced operations on January 13, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No portfolio performance data is provided because the Portfolio commenced operations on January 13, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Portfolio Summary Maxim Invesco ADR Portfolio
Investment Objective
The Portfolio seeks high total return through capital appreciation and current income while reducing risk through diversification.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Invesco ADR Portfolio
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.12%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Invesco ADR Portfolio	114	356	617	1,363

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 42.54% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the U.S. Securities and Exchange Commission and traded in the U.S.The Portfolio can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets. The portfolio managers will select stocks from approximately 2,200 large and medium-sized capitalization foreign companies, with a minimum market capitalization of  $1 billion. The portfolio managers will analyze potential investments through an investment model which compares current stock price to measures such as book value, historical return on equity, a company's ability to reinvest capital, dividends, and dividend growth. The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from mid- or large-capitalization and/or foreign stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	24.63%
Worst Quarter	September 2002	-20.18%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Invesco ADR Portfolio	5.58%	1.88%	3.36%
Maxim Invesco ADR Portfolio MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Invesco ADR Portfolio | Maxim Invesco ADR Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	(16.50%)
Annual Return 2002	rr_AnnualReturn2002	(13.16%)
Annual Return 2003	rr_AnnualReturn2003	31.30%
Annual Return 2004	rr_AnnualReturn2004	19.64%
Annual Return 2005	rr_AnnualReturn2005	11.29%
Annual Return 2006	rr_AnnualReturn2006	23.89%
Annual Return 2007	rr_AnnualReturn2007	7.40%
Annual Return 2008	rr_AnnualReturn2008	(40.19%)
Annual Return 2009	rr_AnnualReturn2009	30.63%
Annual Return 2010	rr_AnnualReturn2010	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.18%)
One Year	rr_AverageAnnualReturnYear01	5.58%
Five Years	rr_AverageAnnualReturnYear05	1.88%
Ten Years	rr_AverageAnnualReturnYear10	3.36%
Maxim Invesco ADR Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Invesco ADR Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high total return through capital appreciation and current income while reducing risk through diversification.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 42.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the U.S. Securities and Exchange Commission and traded in the U.S.The Portfolio can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets. The portfolio managers will select stocks from approximately 2,200 large and medium-sized capitalization foreign companies, with a minimum market capitalization of  $1 billion. The portfolio managers will analyze potential investments through an investment model which compares current stock price to measures such as book value, historical return on equity, a company's ability to reinvest capital, dividends, and dividend growth. The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from mid- or large-capitalization and/or foreign stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	24.63%
Worst Quarter	September 2002	-20.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Invesco ADR Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Ten Years	rr_AverageAnnualReturnYear10	3.94%

Portfolio Summary Maxim Janus Large Cap Growth Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Janus Large Cap Growth Portfolio
Management Fees	1.05%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Janus Large Cap Growth Portfolio	107	334	579	1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 40.80% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of  $4 billion or more at the time of purchase.The Portfolio will, under normal circumstances, concentrate in a core group of 20-40 common stocks. The Portfolio may invest in foreign equity and fixed income securities without limit within the parameters of the Portfolio's specific investment policies. The portfolio manager seeks attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash and similar investments.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk – Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Concentration Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

Investment Style Risk – Returns from large-capitalization and/or growth stocks may trail returns from the overall stock market.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDICor any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.21%
Worst Quarter	December 2008	-26.05%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Since Inception	Inception Date
Maxim Janus Large Cap Growth Portfolio	8.65%	3.29%	8.97%	May 21, 2003
Maxim Janus Large Cap Growth Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	6.30%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Janus Large Cap Growth Portfolio | Maxim Janus Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2004	rr_AnnualReturn2004	18.57%
Annual Return 2005	rr_AnnualReturn2005	19.15%
Annual Return 2006	rr_AnnualReturn2006	2.38%
Annual Return 2007	rr_AnnualReturn2007	31.02%
Annual Return 2008	rr_AnnualReturn2008	(45.11%)
Annual Return 2009	rr_AnnualReturn2009	46.98%
Annual Return 2010	rr_AnnualReturn2010	8.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.05%)
One Year	rr_AverageAnnualReturnYear01	8.65%
Five Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2003
Maxim Janus Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Janus Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 40.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of  $4 billion or more at the time of purchase.The Portfolio will, under normal circumstances, concentrate in a core group of 20-40 common stocks. The Portfolio may invest in foreign equity and fixed income securities without limit within the parameters of the Portfolio's specific investment policies. The portfolio manager seeks attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash and similar investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk – Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Concentration Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

Investment Style Risk – Returns from large-capitalization and/or growth stocks may trail returns from the overall stock market.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDICor any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDICor any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.21%
Worst Quarter	December 2008	-26.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Janus Large Cap Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%

Portfolio Summary Maxim Loomis Sayles Bond Portfolio
Investment Objective
The Portfolio seeks high total investment return through a combination of current income and capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Loomis Sayles Bond Portfolio
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.90%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Loomis Sayles Bond Portfolio	92	287	498	1,108

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 20.79% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.The Portfolio will focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

The Portfolio may invest up to 20% in preferred stock and convertible preferred stock. It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation. It may also invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

High Yield Securities Risk - High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	16.02%
Worst Quarter	December 2008	-11.90%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Loomis Sayles Bond Portfolio	12.77%	7.97%	9.61%
Maxim Loomis Sayles Bond Portfolio BofA Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	6.83%	5.54%	5.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Loomis Sayles Bond Portfolio | Maxim Loomis Sayles Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	2.57%
Annual Return 2002	rr_AnnualReturn2002	11.08%
Annual Return 2003	rr_AnnualReturn2003	30.10%
Annual Return 2004	rr_AnnualReturn2004	10.98%
Annual Return 2005	rr_AnnualReturn2005	3.71%
Annual Return 2006	rr_AnnualReturn2006	11.10%
Annual Return 2007	rr_AnnualReturn2007	8.10%
Annual Return 2008	rr_AnnualReturn2008	(21.74%)
Annual Return 2009	rr_AnnualReturn2009	38.46%
Annual Return 2010	rr_AnnualReturn2010	12.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.90%)
One Year	rr_AverageAnnualReturnYear01	12.77%
Five Years	rr_AverageAnnualReturnYear05	7.97%
Ten Years	rr_AverageAnnualReturnYear10	9.61%
Maxim Loomis Sayles Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Loomis Sayles Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 20.79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.79%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.The Portfolio will focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

The Portfolio may invest up to 20% in preferred stock and convertible preferred stock. It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation. It may also invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

High Yield Securities Risk - High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	16.02%
Worst Quarter	December 2008	-11.90%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Loomis Sayles Bond Portfolio | BofA Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.83%
Five Years	rr_AverageAnnualReturnYear05	5.54%
Ten Years	rr_AverageAnnualReturnYear10	5.81%

Portfolio Summary Maxim Loomis Sayles Small-Cap Value Portfolio
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Loomis Sayles Small-Cap Value Portfolio
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.12%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Loomis Sayles Small-Cap Value Portfolio	114	356	617	1,363

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 53.64% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index ( $7.2 million to  $4.1 billion as of December 31, 2010), an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index, at the time of purchase.

The Portfolio seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio managers believe are under-valued in the market. The Portfolio will opportunistically invest in companies that have experienced business problems but which are believed to have favorable prospects for recovery. The Portfolio will invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	19.10%
Worst Quarter	December 2008	-24.16%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Loomis Sayles Small-Cap Value Portfolio	23.99%	5.40%	8.27%
Maxim Loomis Sayles Small-Cap Value Portfolio Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Loomis Sayles Small-Cap Value Portfolio | Maxim Loomis Sayles Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	14.36%
Annual Return 2002	rr_AnnualReturn2002	(14.49%)
Annual Return 2003	rr_AnnualReturn2003	34.28%
Annual Return 2004	rr_AnnualReturn2004	22.16%
Annual Return 2005	rr_AnnualReturn2005	6.08%
Annual Return 2006	rr_AnnualReturn2006	18.02%
Annual Return 2007	rr_AnnualReturn2007	3.21%
Annual Return 2008	rr_AnnualReturn2008	(32.64%)
Annual Return 2009	rr_AnnualReturn2009	27.86%
Annual Return 2010	rr_AnnualReturn2010	23.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.16%)
One Year	rr_AverageAnnualReturnYear01	23.99%
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	8.27%
Maxim Loomis Sayles Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Loomis Sayles Small-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 53.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index ( $7.2 million to  $4.1 billion as of December 31, 2010), an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index, at the time of purchase.

The Portfolio seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio managers believe are under-valued in the market. The Portfolio will opportunistically invest in companies that have experienced business problems but which are believed to have favorable prospects for recovery. The Portfolio will invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	19.10%
Worst Quarter	December 2008	-24.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Loomis Sayles Small-Cap Value Portfolio | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%

Portfolio Summary Maxim MFS International Growth Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim MFS International Growth Portfolio
Management Fees	1.20%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.20%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim MFS International Growth Portfolio	122	381	660	1,445

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 26.90% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging markets) issuers. The Portfolio may invest a relatively large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region; provided that the Portfolio will, under normal circumstances, invest in at least three different countries. The Portfolio may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of, and maintains a principal office in, that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; the issuer is included in an index which is representative of that country; or the issuer is exposed to the economic fortunes and risks of that country.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes have above average growth potential and that are also trading at reasonable valuations. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk – Returns from foreign stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	20.65%
Worst Quarter	December 2008	-16.73%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Since Inception	Inception Date
Maxim MFS International Growth Portfolio	10.19%	5.44%	10.86%	May 21, 2003
Maxim MFS International Growth Portfolio MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	10.39%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim MFS International Growth Portfolio | Maxim MFS International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,445
Annual Return 2004	rr_AnnualReturn2004	19.57%
Annual Return 2005	rr_AnnualReturn2005	12.37%
Annual Return 2006	rr_AnnualReturn2006	27.69%
Annual Return 2007	rr_AnnualReturn2007	8.86%
Annual Return 2008	rr_AnnualReturn2008	(35.49%)
Annual Return 2009	rr_AnnualReturn2009	31.91%
Annual Return 2010	rr_AnnualReturn2010	10.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.73%)
One Year	rr_AverageAnnualReturnYear01	10.19%
Five Years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2003
Maxim MFS International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim MFS International Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 26.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging markets) issuers. The Portfolio may invest a relatively large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region; provided that the Portfolio will, under normal circumstances, invest in at least three different countries. The Portfolio may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of, and maintains a principal office in, that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; the issuer is included in an index which is representative of that country; or the issuer is exposed to the economic fortunes and risks of that country.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes have above average growth potential and that are also trading at reasonable valuations. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk – Returns from foreign stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	20.65%
Worst Quarter	December 2008	-16.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim MFS International Growth Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%

Portfolio Summary Maxim MFS International Value Portfolio
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim MFS International Value Portfolio
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.18%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim MFS International Value Portfolio	120	375	649	1,432

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 32.24% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Portfolio will invest primarily in companies located outside the U.S., including those in emerging markets.The Sub-Adviser may invest a relatively large percentage of the Portfolio's assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Portfolio may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio's return as a non-hedging strategy that may be considered speculative.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk Returns from foreign stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and issubject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	26.36%
Worst Quarter	December 2008	-30.24%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim MFS International Value Portfolio	9.21%	(0.81%)	2.84%
Maxim MFS International Value Portfolio MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%
Maxim MFS International Value Portfolio MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	3.81%	1.96%	4.72%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim MFS International Value Portfolio | Maxim MFS International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2001	rr_AnnualReturn2001	(10.44%)
Annual Return 2002	rr_AnnualReturn2002	(18.02%)
Annual Return 2003	rr_AnnualReturn2003	35.34%
Annual Return 2004	rr_AnnualReturn2004	18.85%
Annual Return 2005	rr_AnnualReturn2005	16.72%
Annual Return 2006	rr_AnnualReturn2006	35.85%
Annual Return 2007	rr_AnnualReturn2007	6.26%
Annual Return 2008	rr_AnnualReturn2008	(53.75%)
Annual Return 2009	rr_AnnualReturn2009	31.67%
Annual Return 2010	rr_AnnualReturn2010	9.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.24%)
One Year	rr_AverageAnnualReturnYear01	9.21%
Five Years	rr_AverageAnnualReturnYear05	(0.81%)
Ten Years	rr_AverageAnnualReturnYear10	2.84%
Maxim MFS International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim MFS International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 32.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Portfolio will invest primarily in companies located outside the U.S., including those in emerging markets.The Sub-Adviser may invest a relatively large percentage of the Portfolio's assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Portfolio may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio's return as a non-hedging strategy that may be considered speculative.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk Returns from foreign stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and issubject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and issubject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices.The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	26.36%
Worst Quarter	December 2008	-30.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim MFS International Value Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Ten Years	rr_AverageAnnualReturnYear10	3.94%
Maxim MFS International Value Portfolio | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.81%
Five Years	rr_AverageAnnualReturnYear05	1.96%
Ten Years	rr_AverageAnnualReturnYear10	4.72%

Portfolio Summary Maxim MidCap Value Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim MidCap Value Portfolio	Maxim MidCap Value Portfolio
Management Fees	1.25%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.25%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim MidCap Value Portfolio	127	397	686	1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 52.76% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently (as of December 31, 2010) between  $232 million and  $40.22 billion.

The Portfolio may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

The Portfolio is managed using a quantitative investment process. The Sub-Adviser's quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Portfolio maintains risk, style, capitalization and industry characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations. The Portfolio seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. The Portfolio may use derivatives, including futures contracts, to equitize excess cash in the Portfolio between rebalancings of the Portfolio.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	22.44%
Worst Quarter	March 2009	-15.58%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Since Inception	Inception Date
Maxim MidCap Value Portfolio	22.49%	0.20%	May 15, 2008
Maxim MidCap Value Portfolio Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	0.90%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim MidCap Value Portfolio | Maxim MidCap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2009	rr_AnnualReturn2009	29.27%
Annual Return 2010	rr_AnnualReturn2010	22.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.58%)
One Year	rr_AverageAnnualReturnYear01	22.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2008
Maxim MidCap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim MidCap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 52.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently (as of December 31, 2010) between  $232 million and  $40.22 billion.

The Portfolio may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

The Portfolio is managed using a quantitative investment process. The Sub-Adviser's quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Portfolio maintains risk, style, capitalization and industry characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations. The Portfolio seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. The Portfolio may use derivatives, including futures contracts, to equitize excess cash in the Portfolio between rebalancings of the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2009	22.44%
Worst Quarter	March 2009	-15.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim MidCap Value Portfolio | Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%

Portfolio Summary Maxim Money Market Portfolio
Investment Objective
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Money Market Portfolio
Management Fees	0.46%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.46%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Money Market Portfolio	47	148	258	579

Principal Investment Strategies

As a money market fund, the Portfolio seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

The Portfolio will invest in securities that are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days.

The Portfolio will invest in high-quality, short-term fixed income securities. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible your shares could be worth less than  $1.00 per share when you sell them.

Stable NAV Risk - The Portfolio may not be able to maintain an NAV per share of  $1.00 at all times. Shareholders of the Portfolio should not rely on or expect MCM or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio, or take other actions to help the Portfolio maintain a stable  $1.00 share price.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2001	1.38%
Worst Quarter	December 2010	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Money Market Portfolio	none	0.64%	2.22%

Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2010, the Portfolio's 7-day yield and its effective yield were:

7-Day Yield	Effective Yield
0.09%	0.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Money Market Portfolio | Maxim Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	579
Annual Return 2001	rr_AnnualReturn2001	3.80%
Annual Return 2002	rr_AnnualReturn2002	1.40%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.94%
Annual Return 2005	rr_AnnualReturn2005	2.72%
Annual Return 2006	rr_AnnualReturn2006	4.54%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	1.94%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.64%
Ten Years	rr_AverageAnnualReturnYear10	2.22%
7-Day Yield	rr_MoneyMarketSevenDayYield	0.09%
Effective Yield	cik000356476_EffectiveYield	0.09%
Maxim Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a money market fund, the Portfolio seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

The Portfolio will invest in securities that are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days.

The Portfolio will invest in high-quality, short-term fixed income securities. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible your shares could be worth less than  $1.00 per share when you sell them.

Stable NAV Risk - The Portfolio may not be able to maintain an NAV per share of  $1.00 at all times. Shareholders of the Portfolio should not rely on or expect MCM or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio, or take other actions to help the Portfolio maintain a stable  $1.00 share price.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible your shares could be worth less than  $1.00 per share when you sell them.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	March 2001	1.38%
Worst Quarter	December 2010	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption

Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2010, the Portfolio's 7-day yield and its effective yield were:

7-Day Yield	Effective Yield
0.09%	0.09%

Portfolio Summary Maxim Putnam High Yield Bond Portfolio
Investment Objective
The Portfolio seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Putnam High Yield Bond Portfolio
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.10%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Putnam High Yield Bond Portfolio	112	350	606	1,340

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 119.90% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest a minimum of 80% of its total assets in publicly registered high yield-high risk (i.e., "junk" or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as "toggle bonds" (issuer's option to pay in kind). Up to 25% of the Portfolio's total assets may be invested in non-corporate fixed income securities. Up to 20% of the total assets of the Portfolio may be invested in equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade (for example, rated below BBB by Standard & Poor's or below Baa by Moody's Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Fixed income securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Portfolio's total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody's Investor Services, Standard & Poor's, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	23.67%
Worst Quarter	December 2008	-22.98%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Since Inception	Inception Date
Maxim Putnam High Yield Bond Portfolio	13.80%	5.12%	6.05%	May 1, 2003
Maxim Putnam High Yield Bond Portfolio J.P. Morgan High Yield Developed Index (reflects no deduction for fees, expenses or taxes)	14.86%	8.87%	9.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Putnam High Yield Bond Portfolio | Maxim Putnam High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2004	rr_AnnualReturn2004	9.36%
Annual Return 2005	rr_AnnualReturn2005	2.61%
Annual Return 2006	rr_AnnualReturn2006	10.12%
Annual Return 2007	rr_AnnualReturn2007	0.19%
Annual Return 2008	rr_AnnualReturn2008	(32.37%)
Annual Return 2009	rr_AnnualReturn2009	51.21%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.98%)
One Year	rr_AverageAnnualReturnYear01	13.80%
Five Years	rr_AverageAnnualReturnYear05	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Maxim Putnam High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Putnam High Yield Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 119.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest a minimum of 80% of its total assets in publicly registered high yield-high risk (i.e., "junk" or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as "toggle bonds" (issuer's option to pay in kind). Up to 25% of the Portfolio's total assets may be invested in non-corporate fixed income securities. Up to 20% of the total assets of the Portfolio may be invested in equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade (for example, rated below BBB by Standard & Poor's or below Baa by Moody's Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Fixed income securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Portfolio's total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody's Investor Services, Standard & Poor's, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	23.67%
Worst Quarter	December 2008	-22.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Putnam High Yield Bond Portfolio | J.P. Morgan High Yield Developed Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.86%
Five Years	rr_AverageAnnualReturnYear05	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%

Portfolio Summary Maxim S&P 500® Index Portfolio
Investment Objective
The Portfolio seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index (the "Benchmark Index").
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim S&P 500 Index Portfolio
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim S&P 500 Index Portfolio	61	192	335	750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 13.28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds ("ETFs") Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	15.88%
Worst Quarter	December 2008	-22.09%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Since Inception	Inception Date
Maxim S&P 500 Index Portfolio	14.37%	1.67%	4.39%	Sep 8, 2003
Maxim S&P 500 Index Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.97%	Sep 8, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim S&P 500 Index Portfolio | Maxim S&P 500 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2004	rr_AnnualReturn2004	10.24%
Annual Return 2005	rr_AnnualReturn2005	4.27%
Annual Return 2006	rr_AnnualReturn2006	15.21%
Annual Return 2007	rr_AnnualReturn2007	4.83%
Annual Return 2008	rr_AnnualReturn2008	(37.50%)
Annual Return 2009	rr_AnnualReturn2009	25.86%
Annual Return 2010	rr_AnnualReturn2010	14.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.09%)
One Year	rr_AverageAnnualReturnYear01	14.37%
Five Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2003
Maxim S&P 500 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim S&P 500® Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index (the "Benchmark Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 13.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds ("ETFs") Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	15.88%
Worst Quarter	December 2008	-22.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim S&P 500 Index Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2003

Portfolio Summary Maxim S&P MidCap 400® Index Portfolio
Investment Objective
The Portfolio seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") MidCap 400® Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim S&P MidCap 400 Index Portfolio	Initial Class	Class L
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	none	none
Total Annual Portfolio Operating Expenses	0.60%	0.85%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim S&P MidCap 400 Index Portfolio (USD $)	1 Year	3 Years
Initial Class	61	192
Class L	87	271

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P MidCap 400® Index (the "Benchmark Index"). The Portfolio will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P MidCap 400® Index. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

The Portfolio's investment objective and principal investment strategies are non-fundamental and can be changed by the Portfolio's Board of Directors without shareholder approval. The Portfolio will provide 60 days' prior written notice to shareholders of any change in its 80% policy as described above.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from mid-capitalization stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Exchange-Traded Funds ("ETFs") Risk – An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on January 20, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim S&P MidCap 400 Index Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
Maxim S&P MidCap 400 Index Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
Maxim S&P MidCap 400 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim S&P MidCap 400® Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") MidCap 400® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P MidCap 400® Index (the "Benchmark Index"). The Portfolio will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P MidCap 400® Index. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

The Portfolio's investment objective and principal investment strategies are non-fundamental and can be changed by the Portfolio's Board of Directors without shareholder approval. The Portfolio will provide 60 days' prior written notice to shareholders of any change in its 80% policy as described above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk – It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk – The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from mid-capitalization stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Exchange-Traded Funds ("ETFs") Risk – An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No portfolio performance data is provided because the Portfolio commenced operations on January 20, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No portfolio performance data is provided because the Portfolio commenced operations on January 20, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year

Portfolio Summary Maxim Short Duration Bond Portfolio
Investment Objective
The Portfolio seeks maximum total return that is consistent with preservation of capital and liquidity.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Short Duration Bond Portfolio
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Short Duration Bond Portfolio	61	192	335	750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 52.77% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds. The Portfolio will select securities based on relative value, maturity, quality and sector. The Portfolio will maintain an actively managed portfolio of bonds selected from several categories, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, and corporate bonds. The Portfolio will maintain an average duration between one and three years based on the portfolio manager's forecast for interest rates. The Portfolio may invest up to 20% its net assets in securities of below investment grade quality ("high yield-high risk" or "junk") bonds. For purposes of pursuing its investment goals, the Portfolio may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2001	3.73%
Worst Quarter	June 2004	-1.53%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Short Duration Bond Portfolio	7.20%	5.57%	4.97%
Maxim Short Duration Bond Portfolio Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.15%	5.27%	5.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Short Duration Bond Portfolio | Maxim Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	7.91%
Annual Return 2002	rr_AnnualReturn2002	6.16%
Annual Return 2003	rr_AnnualReturn2003	3.22%
Annual Return 2004	rr_AnnualReturn2004	2.12%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	5.78%
Annual Return 2007	rr_AnnualReturn2007	4.74%
Annual Return 2008	rr_AnnualReturn2008	0.33%
Annual Return 2009	rr_AnnualReturn2009	10.02%
Annual Return 2010	rr_AnnualReturn2010	7.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.53%)
One Year	rr_AverageAnnualReturnYear01	7.20%
Five Years	rr_AverageAnnualReturnYear05	5.57%
Ten Years	rr_AverageAnnualReturnYear10	4.97%
Maxim Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Short Duration Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return that is consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 52.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.77%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds. The Portfolio will select securities based on relative value, maturity, quality and sector. The Portfolio will maintain an actively managed portfolio of bonds selected from several categories, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, and corporate bonds. The Portfolio will maintain an average duration between one and three years based on the portfolio manager's forecast for interest rates. The Portfolio may invest up to 20% its net assets in securities of below investment grade quality ("high yield-high risk" or "junk") bonds. For purposes of pursuing its investment goals, the Portfolio may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2001	3.73%
Worst Quarter	June 2004	-1.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Short Duration Bond Portfolio | Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.15%
Five Years	rr_AverageAnnualReturnYear05	5.27%
Ten Years	rr_AverageAnnualReturnYear10	5.09%

Portfolio Summary Maxim Small-Cap Growth Portfolio
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Small-Cap Growth Portfolio
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.19%
Total Annual Portfolio Operating Expenses		1.14%
Expense Reimbursement	[1]	0.04%
Total Annual Portfolio Operating Expenses After Expense Reimbursement		1.10%
[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio) that exceed 1.10% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Small-Cap Growth Portfolio	112	350	606	1,340

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 152.51% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000® Index at the time of purchase, or if not included in that index, have market capitalizations of  $3 billion or below at the time of purchase. When consistent with the Portfolio's investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of  $3 billion and up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The Portfolio will identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they: are determined to be in the developing stages of their life cycle; and have demonstrated, or are expected to achieve, long-term earnings growth.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2001	24.88%
Worst Quarter	December 2008	-28.71%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Small-Cap Growth Portfolio	23.71%	2.04%	(1.55%)
Maxim Small-Cap Growth Portfolio Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Small-Cap Growth Portfolio | Maxim Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2001	rr_AnnualReturn2001	(22.85%)
Annual Return 2002	rr_AnnualReturn2002	(30.95%)
Annual Return 2003	rr_AnnualReturn2003	30.95%
Annual Return 2004	rr_AnnualReturn2004	5.99%
Annual Return 2005	rr_AnnualReturn2005	4.60%
Annual Return 2006	rr_AnnualReturn2006	2.67%
Annual Return 2007	rr_AnnualReturn2007	12.26%
Annual Return 2008	rr_AnnualReturn2008	(41.27%)
Annual Return 2009	rr_AnnualReturn2009	32.11%
Annual Return 2010	rr_AnnualReturn2010	23.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.71%)
One Year	rr_AverageAnnualReturnYear01	23.71%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Ten Years	rr_AverageAnnualReturnYear10	(1.55%)
Maxim Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Small-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 152.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000® Index at the time of purchase, or if not included in that index, have market capitalizations of  $3 billion or below at the time of purchase. When consistent with the Portfolio's investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of  $3 billion and up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The Portfolio will identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they: are determined to be in the developing stages of their life cycle; and have demonstrated, or are expected to achieve, long-term earnings growth.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	December 2001	24.88%
Worst Quarter	December 2008	-28.71%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Small-Cap Growth Portfolio | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%

[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio) that exceed 1.10% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Portfolio Summary Maxim Small-Cap Value Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Small-Cap Value Portfolio
Management Fees	1.40%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.40%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Small-Cap Value Portfolio	143	443	766	1,680

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 85.55% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Portfolio is common stock. The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000® Value Index ( $2.88 billion as of December 31, 2010). The Portfolio uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies in the Russell 2000® Value Index will change. As they do, the size of the companies in which the Portfolio invests may change. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 2000® Value Index, the Portfolio may, but is not require to, sell the securities. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in fixed income securities. The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com(the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	22.55%
Worst Quarter	March 2009	-18.84%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Since Inception	Inception Date
Maxim Small-Cap Value Portfolio	31.76%	4.81%	May 15, 2008
Maxim Small-Cap Value Portfolio Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Small-Cap Value Portfolio | Maxim Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2009	rr_AnnualReturn2009	20.87%
Annual Return 2010	rr_AnnualReturn2010	31.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.84%)
One Year	rr_AverageAnnualReturnYear01	31.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2008
Maxim Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Small-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 85.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Portfolio is common stock. The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000® Value Index ( $2.88 billion as of December 31, 2010). The Portfolio uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies in the Russell 2000® Value Index will change. As they do, the size of the companies in which the Portfolio invests may change. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 2000® Value Index, the Portfolio may, but is not require to, sell the securities. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in fixed income securities. The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com(the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	22.55%
Worst Quarter	March 2009	-18.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Small-Cap Value Portfolio | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%

Portfolio Summary Maxim Stock Index Portfolio
Investment Objective

The Portfolio seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market (the "Benchmark Index").

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim Stock Index Portfolio
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Stock Index Portfolio	61	192	335	750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 5.44% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Investment Style Risk - There is a possibility that returns from mid- or large-capitalization stocks will trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds ("ETFs") Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	16.11%
Worst Quarter	December 2008	-22.33%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -		One Year	Five Years	Ten Years
Maxim Stock Index Portfolio		15.48%	2.06%	1.33%
Maxim Stock Index Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Maxim Stock Index Portfolio S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)		26.64%	5.74%	7.16%
Maxim Stock Index Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	16.09%	2.60%	1.92%
[1]	The Composite Index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Stock Index Portfolio | Maxim Stock Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	(11.63%)
Annual Return 2002	rr_AnnualReturn2002	(21.94%)
Annual Return 2003	rr_AnnualReturn2003	28.41%
Annual Return 2004	rr_AnnualReturn2004	10.74%
Annual Return 2005	rr_AnnualReturn2005	5.02%
Annual Return 2006	rr_AnnualReturn2006	14.69%
Annual Return 2007	rr_AnnualReturn2007	5.14%
Annual Return 2008	rr_AnnualReturn2008	(37.26%)
Annual Return 2009	rr_AnnualReturn2009	26.76%
Annual Return 2010	rr_AnnualReturn2010	15.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
One Year	rr_AverageAnnualReturnYear01	15.48%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	1.33%
Maxim Stock Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Stock Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market (the "Benchmark Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 5.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Investment Style Risk - There is a possibility that returns from mid- or large-capitalization stocks will trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds ("ETFs") Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	16.11%
Worst Quarter	December 2008	-22.33%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Stock Index Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Maxim Stock Index Portfolio | S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%
Five Years	rr_AverageAnnualReturnYear05	5.74%
Ten Years	rr_AverageAnnualReturnYear10	7.16%
Maxim Stock Index Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.09%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.60%	[1]
Ten Years	rr_AverageAnnualReturnYear10	1.92%	[1]

[1]	The Composite Index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market.

Portfolio Summary Maxim T. Rowe Price Equity/Income Portfolio
Investment Objective
The Portfolio seeks substantial dividend income and also long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim T. Rowe Price Equity/Income Portfolio
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim T. Rowe Price Equity/Income Portfolio	85	265	460	1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 18.61% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio will emphasize companies that appear to be undervalued by various measures with favorable prospects for increasing dividend income and capital appreciation.

The Portfolio will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Portfolio's objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk - Returns from large-capitalization stocks and/or value stocks may trail returns from the overall stock market. The Portfolio's emphasis on stocks of established companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	19.57%
Worst Quarter	December 2008	-22.42%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim T. Rowe Price Equity/Income Portfolio	15.07%	2.48%	4.16%
Maxim T. Rowe Price Equity/Income Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim T. Rowe Price Equity/Income Portfolio | Maxim T. Rowe Price Equity/Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	1.66%
Annual Return 2002	rr_AnnualReturn2002	(13.06%)
Annual Return 2003	rr_AnnualReturn2003	25.64%
Annual Return 2004	rr_AnnualReturn2004	15.03%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	3.24%
Annual Return 2008	rr_AnnualReturn2008	(36.18%)
Annual Return 2009	rr_AnnualReturn2009	25.20%
Annual Return 2010	rr_AnnualReturn2010	15.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.42%)
One Year	rr_AverageAnnualReturnYear01	15.07%
Five Years	rr_AverageAnnualReturnYear05	2.48%
Ten Years	rr_AverageAnnualReturnYear10	4.16%
Maxim T. Rowe Price Equity/Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim T. Rowe Price Equity/Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks substantial dividend income and also long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 18.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.61%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio will emphasize companies that appear to be undervalued by various measures with favorable prospects for increasing dividend income and capital appreciation.

The Portfolio will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Portfolio's objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk - Returns from large-capitalization stocks and/or value stocks may trail returns from the overall stock market. The Portfolio's emphasis on stocks of established companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	19.57%
Worst Quarter	December 2008	-22.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim T. Rowe Price Equity/Income Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%

Portfolio Summary Maxim T. Rowe Price MidCap Growth Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim T. Rowe Price MidCap Growth Portfolio
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim T. Rowe Price MidCap Growth Portfolio	107	334	579	1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 55.76% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization falls within the range of companies included in either the S&P MidCap 400® Index ( $460 million to  $9.23 billion as of December 31, 2010) or the Russell MidCap® Growth Index ( $717 million to  $21.79 billion as of December 31, 2010) at the time of purchase. The market capitalization of the companies in the Portfolio, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.

The Portfolio will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Portfolio's investment objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from mid-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2001	21.25%
Worst Quarter	December 2008	-25.78%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim T. Rowe Price MidCap Growth Portfolio	27.55%	6.57%	7.02%
Maxim T. Rowe Price MidCap Growth Portfolio S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.74%	7.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim T. Rowe Price MidCap Growth Portfolio | Maxim T. Rowe Price MidCap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2001	rr_AnnualReturn2001	(1.12%)
Annual Return 2002	rr_AnnualReturn2002	(21.98%)
Annual Return 2003	rr_AnnualReturn2003	37.81%
Annual Return 2004	rr_AnnualReturn2004	18.09%
Annual Return 2005	rr_AnnualReturn2005	14.14%
Annual Return 2006	rr_AnnualReturn2006	6.75%
Annual Return 2007	rr_AnnualReturn2007	16.86%
Annual Return 2008	rr_AnnualReturn2008	(40.36%)
Annual Return 2009	rr_AnnualReturn2009	44.86%
Annual Return 2010	rr_AnnualReturn2010	27.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.78%)
One Year	rr_AverageAnnualReturnYear01	27.55%
Five Years	rr_AverageAnnualReturnYear05	6.57%
Ten Years	rr_AverageAnnualReturnYear10	7.02%
Maxim T. Rowe Price MidCap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim T. Rowe Price MidCap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 55.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization falls within the range of companies included in either the S&P MidCap 400® Index ( $460 million to  $9.23 billion as of December 31, 2010) or the Russell MidCap® Growth Index ( $717 million to  $21.79 billion as of December 31, 2010) at the time of purchase. The market capitalization of the companies in the Portfolio, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.

The Portfolio will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Portfolio's investment objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from mid-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	December 2001	21.25%
Worst Quarter	December 2008	-25.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim T. Rowe Price MidCap Growth Portfolio | S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%
Five Years	rr_AverageAnnualReturnYear05	5.74%
Ten Years	rr_AverageAnnualReturnYear10	7.16%

Portfolio Summary Maxim U.S. Government Mortgage Securities Portfolio
Investment Objective
The Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Maxim U.S. Government Mortgage Securities Portfolio
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim U.S. Government Mortgage Securities Portfolio	61	192	335	750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 62.45% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio will invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The Portfolio may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.

The Portfolio will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields. The Portfolio may invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. For purposes of pursuing its investment goals, the Portfolio may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Mortgage Dollar Roll Risk - Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. These transactions involve the risk that the portfolio manager will not correctly predict mortgage prepayments and interest rates, which will diminish the Portfolio's performance. These transactions may increase the Portfolio's portfolio turnover rate.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at  www.maximfunds.com  (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2001	4.70%
Worst Quarter	June 2004	-2.07%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns -		One Year	Five Years	Ten Years
Maxim U.S. Government Mortgage Securities Portfolio		5.58%	5.78%	5.38%
Maxim U.S. Government Mortgage Securities Portfolio Barclays Capital U.S. Mortgage-Backed Securities Index		5.37%	6.34%	5.89%
Maxim U.S. Government Mortgage Securities Portfolio Barclays Capital U.S. Government Index		5.52%	5.45%	5.42%
Maxim U.S. Government Mortgage Securities Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Maxim U.S. Government Mortgage Securities Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	5.49%	5.63%	5.51%
[1]	The Composite Index reflects an 80% weighting to the Barclays Capital U.S. Mortgage-Backed Securities Index and a 20% weighting to the Barclays Capital U.S. Government Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim U.S. Government Mortgage Securities Portfolio | Maxim U.S. Government Mortgage Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	7.13%
Annual Return 2002	rr_AnnualReturn2002	9.83%
Annual Return 2003	rr_AnnualReturn2003	2.52%
Annual Return 2004	rr_AnnualReturn2004	3.44%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	6.46%
Annual Return 2009	rr_AnnualReturn2009	6.01%
Annual Return 2010	rr_AnnualReturn2010	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.07%)
One Year	rr_AverageAnnualReturnYear01	5.58%
Five Years	rr_AverageAnnualReturnYear05	5.78%
Ten Years	rr_AverageAnnualReturnYear10	5.38%
Maxim U.S. Government Mortgage Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim U.S. Government Mortgage Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 62.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio will invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The Portfolio may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.

The Portfolio will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields. The Portfolio may invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. For purposes of pursuing its investment goals, the Portfolio may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Mortgage Dollar Roll Risk - Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. These transactions involve the risk that the portfolio manager will not correctly predict mortgage prepayments and interest rates, which will diminish the Portfolio's performance. These transactions may increase the Portfolio's portfolio turnover rate.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at  www.maximfunds.com  (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	March 2001	4.70%
Worst Quarter	June 2004	-2.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim U.S. Government Mortgage Securities Portfolio | Barclays Capital U.S. Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.37%
Five Years	rr_AverageAnnualReturnYear05	6.34%
Ten Years	rr_AverageAnnualReturnYear10	5.89%
Maxim U.S. Government Mortgage Securities Portfolio | Barclays Capital U.S. Government Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.52%
Five Years	rr_AverageAnnualReturnYear05	5.45%
Ten Years	rr_AverageAnnualReturnYear10	5.42%
Maxim U.S. Government Mortgage Securities Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim U.S. Government Mortgage Securities Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.49%	[1]
Five Years	rr_AverageAnnualReturnYear05	5.63%	[1]
Ten Years	rr_AverageAnnualReturnYear10	5.51%	[1]

[1]	The Composite Index reflects an 80% weighting to the Barclays Capital U.S. Mortgage-Backed Securities Index and a 20% weighting to the Barclays Capital U.S. Government Index.

Portfolio Summaries Maxim Conservative Profile I Portfolio
Investment Objective
The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Conservative Profile I Portfolio
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.73%
Total Annual Portfolio Operating Expenses	[2]	0.98%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Conservative Profile I Portfolio	100	312	542	1,201

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 39.78% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of loss of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	7.00%	Bond	41.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	0.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	29.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk – The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk – Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	-7.00%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Conservative Profile I Portfolio	8.73%	5.13%	5.26%
Maxim Conservative Profile I Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Conservative Profile I Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.09%
Maxim Conservative Profile I Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	8.41%	4.78%	4.72%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Conservative Profile I Portfolio | Maxim Conservative Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	2.91%
Annual Return 2002	rr_AnnualReturn2002	(0.69%)
Annual Return 2003	rr_AnnualReturn2003	11.33%
Annual Return 2004	rr_AnnualReturn2004	6.92%
Annual Return 2005	rr_AnnualReturn2005	4.20%
Annual Return 2006	rr_AnnualReturn2006	7.78%
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(13.77%)
Annual Return 2009	rr_AnnualReturn2009	20.39%
Annual Return 2010	rr_AnnualReturn2010	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
One Year	rr_AverageAnnualReturnYear01	8.73%
Five Years	rr_AverageAnnualReturnYear05	5.13%
Ten Years	rr_AverageAnnualReturnYear10	5.26%
Maxim Conservative Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summaries Maxim Conservative Profile I Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 39.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.78%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of loss of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	7.00%	Bond	41.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	0.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	29.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk – The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk – Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	-7.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Conservative Profile I Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Conservative Profile I Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.09%
Maxim Conservative Profile I Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.41%
Five Years	rr_AverageAnnualReturnYear05	4.78%
Ten Years	rr_AverageAnnualReturnYear10	4.72%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Moderately Conservative Profile I Portfolio
Investment Objective

The Portfolio seeks income and capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments and, to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Moderately Conservative Profile I Portfolio
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.79%
Total Annual Portfolio Operating Expenses	[2]	1.04%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Moderately Conservative Profile I Portfolio	106	331	574	1,271

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 43.28% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%

	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	23.00%	International	11.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	8.00%	Bond	33.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	3.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	22.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.
•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	-9.19%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile I Portfolio	10.04%	5.17%	5.06%
Maxim Moderately Conservative Profile I Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Moderately Conservative Profile I Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Moderately Conservative Profile I Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	9.81%	4.38%	4.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Moderately Conservative Profile I Portfolio | Maxim Moderately Conservative Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(0.66%)
Annual Return 2002	rr_AnnualReturn2002	(5.31%)
Annual Return 2003	rr_AnnualReturn2003	16.49%
Annual Return 2004	rr_AnnualReturn2004	9.66%
Annual Return 2005	rr_AnnualReturn2005	5.94%
Annual Return 2006	rr_AnnualReturn2006	9.90%
Annual Return 2007	rr_AnnualReturn2007	6.41%
Annual Return 2008	rr_AnnualReturn2008	(18.11%)
Annual Return 2009	rr_AnnualReturn2009	22.09%
Annual Return 2010	rr_AnnualReturn2010	10.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.19%)
One Year	rr_AverageAnnualReturnYear01	10.04%
Five Years	rr_AverageAnnualReturnYear05	5.17%
Ten Years	rr_AverageAnnualReturnYear10	5.06%
Maxim Moderately Conservative Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Moderately Conservative Profile I Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks income and capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments and, to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 43.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.28%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%

	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	23.00%	International	11.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	8.00%	Bond	33.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	3.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	22.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.
•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	-9.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Moderately Conservative Profile I Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Moderately Conservative Profile I Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Moderately Conservative Profile I Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.81%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	4.33%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Moderate Profile I Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Moderate Profile I Portfolio
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.87%
Total Annual Portfolio Operating Expenses	[2]	1.12%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Moderate Profile I Portfolio	114	356	617	1,363

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31.53% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%

FIXED INCOME	Bond	5-25%
	Short-Term Bond	5-25%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	28.00%	International	16.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	10.00%	Bond	24.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	6.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	16.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	-11.92%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Moderate Profile I Portfolio	11.54%	5.01%	4.92%
Maxim Moderate Profile I Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Moderate Profile I Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Moderate Profile I Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	11.10%	3.98%	3.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Moderate Profile I Portfolio | Maxim Moderate Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	(2.74%)
Annual Return 2002	rr_AnnualReturn2002	(8.52%)
Annual Return 2003	rr_AnnualReturn2003	20.19%
Annual Return 2004	rr_AnnualReturn2004	11.34%
Annual Return 2005	rr_AnnualReturn2005	6.29%
Annual Return 2006	rr_AnnualReturn2006	11.98%
Annual Return 2007	rr_AnnualReturn2007	7.13%
Annual Return 2008	rr_AnnualReturn2008	(23.39%)
Annual Return 2009	rr_AnnualReturn2009	24.43%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
One Year	rr_AverageAnnualReturnYear01	11.54%
Five Years	rr_AverageAnnualReturnYear05	5.01%
Ten Years	rr_AverageAnnualReturnYear10	4.92%
Maxim Moderate Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Moderate Profile I Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.53%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%

FIXED INCOME	Bond	5-25%
	Short-Term Bond	5-25%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	28.00%	International	16.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	10.00%	Bond	24.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	6.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	16.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	-11.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Moderate Profile I Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Moderate Profile I Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Moderate Profile I Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.10%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Ten Years	rr_AverageAnnualReturnYear10	3.94%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Moderately Aggressive Profile I Portfolio
Investment Objective

The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Moderately Aggressive Profile I Portfolio
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.98%
Total Annual Portfolio Operating Expenses	[2]	1.23%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Moderately Aggressive Profile I Portfolio	125	390	676	1,489

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 26.97% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	30.00%	International	19.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth
		Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	16.00%	Bond	18.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	8.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained atwww.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	-16.65%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile I Portfolio	13.16%	4.38%	4.63%
Maxim Moderately Aggressive Profile I Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Moderately Aggressive Profile I Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Moderately Aggressive Profile I Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	12.38%	3.64%	3.61%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Moderately Aggressive Profile I Portfolio | Maxim Moderately Aggressive Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2001	rr_AnnualReturn2001	(4.64%)
Annual Return 2002	rr_AnnualReturn2002	(12.03%)
Annual Return 2003	rr_AnnualReturn2003	23.94%
Annual Return 2004	rr_AnnualReturn2004	13.38%
Annual Return 2005	rr_AnnualReturn2005	7.65%
Annual Return 2006	rr_AnnualReturn2006	13.79%
Annual Return 2007	rr_AnnualReturn2007	7.25%
Annual Return 2008	rr_AnnualReturn2008	(30.24%)
Annual Return 2009	rr_AnnualReturn2009	28.58%
Annual Return 2010	rr_AnnualReturn2010	13.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.65%)
One Year	rr_AverageAnnualReturnYear01	13.16%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	4.63%
Maxim Moderately Aggressive Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Moderately Aggressive Profile I Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 26.97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.97%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	30.00%	International	19.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth
		Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	16.00%	Bond	18.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	8.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained atwww.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	-16.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Moderately Aggressive Profile I Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Moderately Aggressive Profile I Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Moderately Aggressive Profile I Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.38%
Five Years	rr_AverageAnnualReturnYear05	3.64%
Ten Years	rr_AverageAnnualReturnYear10	3.61%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Aggressive Profile I Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Aggressive Profile I Portfolio
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	1.13%
Total Annual Portfolio Operating Expenses	[2]	1.38%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Aggressive Profile I Portfolio	140	437	755	1,657

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 28.60% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	Small Cap	13.00%
Maxim Janus Large Cap Growth Portfolio		Maxim Small-Cap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Loomis Sayles Small-Cap Value Portfolio
Putnam Equity Income Fund A		Maxim Small-Cap Value Portfolio
Mid Cap	23.00%	International	27.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim MidCap Value Portfolio		Maxim Invesco ADR Portfolio
Putnam Multi-Cap Value Fund A		Maxim MFS International Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); and the MSCI EAFE® Index (international equities). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	20.56%
Worst Quarter	December 2008	-24.09%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Aggressive Profile I Portfolio	15.55%	2.66%	3.93%
Maxim Aggressive Profile I Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Aggressive Profile I Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	14.74%	2.91%	2.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Aggressive Profile I Portfolio | Maxim Aggressive Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2001	rr_AnnualReturn2001	(5.75%)
Annual Return 2002	rr_AnnualReturn2002	(17.62%)
Annual Return 2003	rr_AnnualReturn2003	30.57%
Annual Return 2004	rr_AnnualReturn2004	16.89%
Annual Return 2005	rr_AnnualReturn2005	8.78%
Annual Return 2006	rr_AnnualReturn2006	15.54%
Annual Return 2007	rr_AnnualReturn2007	7.12%
Annual Return 2008	rr_AnnualReturn2008	(40.04%)
Annual Return 2009	rr_AnnualReturn2009	33.01%
Annual Return 2010	rr_AnnualReturn2010	15.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
One Year	rr_AverageAnnualReturnYear01	15.55%
Five Years	rr_AverageAnnualReturnYear05	2.66%
Ten Years	rr_AverageAnnualReturnYear10	3.93%
Maxim Aggressive Profile I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Aggressive Profile I Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 28.60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.60%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	Small Cap	13.00%
Maxim Janus Large Cap Growth Portfolio		Maxim Small-Cap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Loomis Sayles Small-Cap Value Portfolio
Putnam Equity Income Fund A		Maxim Small-Cap Value Portfolio
Mid Cap	23.00%	International	27.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim MidCap Value Portfolio		Maxim Invesco ADR Portfolio
Putnam Multi-Cap Value Fund A		Maxim MFS International Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); and the MSCI EAFE® Index (international equities). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.56%
Worst Quarter	December 2008	-24.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Aggressive Profile I Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Aggressive Profile I Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.74%
Five Years	rr_AverageAnnualReturnYear05	2.91%
Ten Years	rr_AverageAnnualReturnYear10	2.89%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Portfolio Summaries Maxim Conservative Profile II Portfolio
Investment Objective
The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Conservative Profile II Portfolio
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.73%
Total Annual Portfolio Operating Expenses	[2]	0.83%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Conservative Profile II Portfolio	85	265	460	1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 33.04% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of loss of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	7.00%	Bond	41.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	0.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	29.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Conservative Profile II Portfolio	9.02%	5.30%	4.81%
Maxim Conservative Profile II Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Conservative Profile II Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Conservative Profile II Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	8.41%	4.78%	4.72%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Conservative Profile II Portfolio | Maxim Conservative Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	0.60%
Annual Return 2002	rr_AnnualReturn2002	(1.42%)
Annual Return 2003	rr_AnnualReturn2003	11.47%
Annual Return 2004	rr_AnnualReturn2004	7.10%
Annual Return 2005	rr_AnnualReturn2005	4.32%
Annual Return 2006	rr_AnnualReturn2006	8.00%
Annual Return 2007	rr_AnnualReturn2007	5.69%
Annual Return 2008	rr_AnnualReturn2008	(13.67%)
Annual Return 2009	rr_AnnualReturn2009	20.51%
Annual Return 2010	rr_AnnualReturn2010	9.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.97%)
One Year	rr_AverageAnnualReturnYear01	9.02%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	4.81%
Maxim Conservative Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summaries Maxim Conservative Profile II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 33.04% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.04%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of loss of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	7.00%	Bond	41.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	0.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	29.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Conservative Profile II Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Conservative Profile II Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Conservative Profile II Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.41%
Five Years	rr_AverageAnnualReturnYear05	4.78%
Ten Years	rr_AverageAnnualReturnYear10	4.72%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Moderately Conservative Profile II Portfolio
Investment Objective
The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Moderately Conservative Profile II Portfolio
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.79%
Total Annual Portfolio Operating Expenses	[2]	0.89%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Moderately Conservative Profile II Portfolio	91	284	493	1,096

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 35.85% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%

FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	23.00%	International	11.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	8.00%	Bond	33.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	3.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	22.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%
Worst Quarter	December 2008	-9.41%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile II Portfolio	10.31%	5.31%	4.56%
Maxim Moderately Conservative Profile II Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Moderately Conservative Profile II Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Moderately Conservative Profile II Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	9.81%	4.38%	4.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Moderately Conservative Profile II Portfolio | Maxim Moderately Conservative Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	(5.38%)
Annual Return 2002	rr_AnnualReturn2002	(6.26%)
Annual Return 2003	rr_AnnualReturn2003	16.61%
Annual Return 2004	rr_AnnualReturn2004	9.90%
Annual Return 2005	rr_AnnualReturn2005	6.05%
Annual Return 2006	rr_AnnualReturn2006	10.04%
Annual Return 2007	rr_AnnualReturn2007	6.60%
Annual Return 2008	rr_AnnualReturn2008	(18.16%)
Annual Return 2009	rr_AnnualReturn2009	22.30%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
One Year	rr_AverageAnnualReturnYear01	10.31%
Five Years	rr_AverageAnnualReturnYear05	5.31%
Ten Years	rr_AverageAnnualReturnYear10	4.56%
Maxim Moderately Conservative Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Moderately Conservative Profile II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 35.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.85%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%

FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	23.00%	International	11.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	8.00%	Bond	33.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	3.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	22.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%
Worst Quarter	December 2008	-9.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Moderately Conservative Profile II Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Moderately Conservative Profile II Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Moderately Conservative Profile II Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.81%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	4.33%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Moderate Profile II Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Moderate Profile II Portfolio
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.87%
Total Annual Portfolio Operating Expenses	[2]	0.97%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Moderate Profile II Portfolio	99	309	536	1,190

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31.02% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	5-25%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	28.00%	International	16.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	10.00%	Bond	24.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	6.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	16.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained atwww.maximfunds.com (the web site does not form a part of this Prospectus).

Quarter Ended	Total Return

Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Moderate Profile II Portfolio	11.57%	5.16%	4.46%
Maxim Moderate Profile II Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Moderate Profile II Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Moderate Profile II Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	11.10%	3.98%	3.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Moderate Profile II Portfolio | Maxim Moderate Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2001	rr_AnnualReturn2001	(6.74%)
Annual Return 2002	rr_AnnualReturn2002	(9.63%)
Annual Return 2003	rr_AnnualReturn2003	20.34%
Annual Return 2004	rr_AnnualReturn2004	11.55%
Annual Return 2005	rr_AnnualReturn2005	6.38%
Annual Return 2006	rr_AnnualReturn2006	12.20%
Annual Return 2007	rr_AnnualReturn2007	7.22%
Annual Return 2008	rr_AnnualReturn2008	(23.14%)
Annual Return 2009	rr_AnnualReturn2009	24.67%
Annual Return 2010	rr_AnnualReturn2010	11.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.88%)
One Year	rr_AverageAnnualReturnYear01	11.57%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.46%
Maxim Moderate Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Moderate Profile II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.02%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	5-25%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	28.00%	International	16.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	10.00%	Bond	24.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	6.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	16.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained atwww.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Quarter Ended	Total Return

Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Moderate Profile II Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Moderate Profile II Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Moderate Profile II Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.10%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Ten Years	rr_AverageAnnualReturnYear10	3.94%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Maxim Moderately Aggressive Profile II Portfolio
Investment Objective

The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Moderately Aggressive Profile II Portfolio
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.98%
Total Annual Portfolio Operating Expenses	[2]	1.08%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Moderately Aggressive Profile II Portfolio	110	343	595	1,317

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 26.06% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	30.00%	International	19.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio

Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	16.00%	Bond	18.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	8.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com(the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile II Portfolio	13.35%	4.53%	3.92%
Maxim Moderately Aggressive Profile II Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Moderately Aggressive Profile II Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Maxim Moderately Aggressive Profile II Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	12.38%	3.64%	3.61%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Moderately Aggressive Profile II Portfolio | Maxim Moderately Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2001	rr_AnnualReturn2001	(10.74%)
Annual Return 2002	rr_AnnualReturn2002	(13.29%)
Annual Return 2003	rr_AnnualReturn2003	24.25%
Annual Return 2004	rr_AnnualReturn2004	13.51%
Annual Return 2005	rr_AnnualReturn2005	7.83%
Annual Return 2006	rr_AnnualReturn2006	13.97%
Annual Return 2007	rr_AnnualReturn2007	7.44%
Annual Return 2008	rr_AnnualReturn2008	(30.25%)
Annual Return 2009	rr_AnnualReturn2009	28.93%
Annual Return 2010	rr_AnnualReturn2010	13.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.71%)
One Year	rr_AverageAnnualReturnYear01	13.35%
Five Years	rr_AverageAnnualReturnYear05	4.53%
Ten Years	rr_AverageAnnualReturnYear10	3.92%
Maxim Moderately Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Moderately Aggressive Profile II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 26.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.06%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	30.00%	International	19.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio

Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	16.00%	Bond	18.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Multi-Cap Value Fund A		Maxim Templeton Global Bond Portfolio
Small Cap	8.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Short-Term Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		GWL&A Contract
Maxim Small-Cap Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com(the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Moderately Aggressive Profile II Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Moderately Aggressive Profile II Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Maxim Moderately Aggressive Profile II Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.38%
Five Years	rr_AverageAnnualReturnYear05	3.64%
Ten Years	rr_AverageAnnualReturnYear10	3.61%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses

Maxim Aggressive Profile II Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Maxim Aggressive Profile II Portfolio
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	1.13%
Total Annual Portfolio Operating Expenses	[2]	1.23%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Aggressive Profile II Portfolio	125	390	676	1,489

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 29.83% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	Small Cap	13.00%
Maxim Janus Large Cap Growth Portfolio		Maxim Small-Cap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Loomis Sayles Small-Cap Value Portfolio
Putnam Equity Income Fund A		Maxim Small-Cap Value Portfolio
Mid Cap	23.00%	International	27.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim MidCap Value Portfolio		Maxim Invesco ADR Portfolio
Putnam Multi-Cap Value Fund A		Maxim MFS International Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); and the MSCI EAFE® Index (international equities). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Aggressive Profile II Portfolio	15.95%	2.84%	3.04%
Maxim Aggressive Profile II Portfolio Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	17.16%	2.90%	2.50%
Maxim Aggressive Profile II Portfolio Composite Index (reflects no deduction for fees, expenses or taxes)	14.74%	2.91%	2.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Aggressive Profile II Portfolio | Maxim Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2001	rr_AnnualReturn2001	(13.37%)
Annual Return 2002	rr_AnnualReturn2002	(18.82%)
Annual Return 2003	rr_AnnualReturn2003	30.70%
Annual Return 2004	rr_AnnualReturn2004	7.13%
Annual Return 2005	rr_AnnualReturn2005	8.79%
Annual Return 2006	rr_AnnualReturn2006	15.59%
Annual Return 2007	rr_AnnualReturn2007	7.35%
Annual Return 2008	rr_AnnualReturn2008	(39.90%)
Annual Return 2009	rr_AnnualReturn2009	33.02%
Annual Return 2010	rr_AnnualReturn2010	15.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
One Year	rr_AverageAnnualReturnYear01	15.95%
Five Years	rr_AverageAnnualReturnYear05	2.84%
Ten Years	rr_AverageAnnualReturnYear10	3.04%
Maxim Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Aggressive Profile II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 29.83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.83%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a low emphasis on income and a high emphasis on growth of capital. The risk of loss of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	Small Cap	13.00%
Maxim Janus Large Cap Growth Portfolio		Maxim Small-Cap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Loomis Sayles Small-Cap Value Portfolio
Putnam Equity Income Fund A		Maxim Small-Cap Value Portfolio
Mid Cap	23.00%	International	27.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim MidCap Value Portfolio		Maxim Invesco ADR Portfolio
Putnam Multi-Cap Value Fund A		Maxim MFS International Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with fixed income securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); and the MSCI EAFE® Index (international equities). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim Aggressive Profile II Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Ten Years	rr_AverageAnnualReturnYear10	2.50%
Maxim Aggressive Profile II Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.74%
Five Years	rr_AverageAnnualReturnYear05	2.91%
Ten Years	rr_AverageAnnualReturnYear10	2.89%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Portfolio Summaries Maxim Lifetime 2015 Portfolio I
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2015 Portfolio I		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%
Total Annual Portfolio Operating Expenses	[2]	0.86%	0.96%	1.11%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2015 Portfolio I (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	88	274	477	1,061
Class T1	98	306	531	1,178
Class L	113	353	612	1,352

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 48.26% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 30-50% of its net assets in Underlying Portfolios that invest primarily in equity securities and 50-70 % of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	3.96%	International Large Blend	3.45%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	1.56%
Large Blend	7.20%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	3.26%	Diversified Emerging Markets	1.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.00%	Intermediate-Term Bond	27.37%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	3.10%	High Yield Bond	7.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.10%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	6.80%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	1.00%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	10.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	1.80%	Real Estate	5.00%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	0.80%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I

International Large Value	1.90%	Short-Term Income/Cash	8.10%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	7.06%
Worst Quarter	June 2010	-3.46%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2015 Portfolio I		One Year	Since Inception	Inception Date
Class T		10.68%	17.59%	May 1, 2009
Class T1		10.63%	17.56%	May 1, 2009
Class L	[1]	10.68%	17.59%
Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)		11.00%	16.38%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2015 Portfolio I | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2010	rr_AnnualReturn2010	10.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
One Year	rr_AverageAnnualReturnYear01	10.68%
Since Inception	rr_AverageAnnualReturnSinceInception	17.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2015 Portfolio I | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
One Year	rr_AverageAnnualReturnYear01	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	17.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2015 Portfolio I | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	10.68%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	17.59%	[3]
Maxim Lifetime 2015 Portfolio I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summaries Maxim Lifetime 2015 Portfolio I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 48.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.26%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 30-50% of its net assets in Underlying Portfolios that invest primarily in equity securities and 50-70 % of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	3.96%	International Large Blend	3.45%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	1.56%
Large Blend	7.20%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	3.26%	Diversified Emerging Markets	1.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.00%	Intermediate-Term Bond	27.37%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	3.10%	High Yield Bond	7.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.10%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	6.80%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	1.00%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	10.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	1.80%	Real Estate	5.00%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	0.80%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I

International Large Value	1.90%	Short-Term Income/Cash	8.10%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	7.06%
Worst Quarter	June 2010	-3.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2015 Portfolio I | Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.38%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2015 Portfolio II
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2015 Portfolio II		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.76%	0.76%	0.76%
Total Annual Portfolio Operating Expenses	[2]	0.88%	0.98%	1.13%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2015 Portfolio II (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	90	281	488	1,084
Class T1	100	312	542	1,201
Class L	115	359	622	1,375

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 37.16% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value		5.20%		International Large Blend	4.55%
Maxim T. Rowe Price Equity/Income Portfolio				Maxim International Index Portfolio Initial
MFS Value Fund A				International Large Growth	2.06%
Large Blend		9.45%		Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio				Invesco International Growth Fund I
Large Growth		4.26%		Diversified Emerging Markets	2.30%
American Century Growth Fund Inv				Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio				Oppenheimer Developing Markets Fund A
Mid Value		2.66%		Intermediate-Term Bond	22.76%
Goldman Sachs Mid Cap Value Fund A				Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S				Maxim Federated Bond Portfolio
Mid Blend		4.05%		High Yield Bond	5.70%
Maxim S&P MidCap 400® Index Portfolio Initial				Metropolitan West High Yield Bond Fund M
Mid Growth		1.40%		Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A				Global Bond	5.60%
Maxim T. Rowe Price MidCap Growth Portfolio				Maxim Templeton Global Bond Portfolio
Small Value		1.30%		Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A				Inflation-Protected Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio				American Century Inflation Adjusted Bond Fund Inv
Small Blend	2.35%		Real Estate	5.00%
Maxim Index 600 Portfolio			Nuveen Real Estate Securities Fund I
Small Growth	1.06%		Global Real Estate	2.10%
Sentinel Small Company Fund A			Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A			Third Avenue Real Estate Value Fund I
International Large Value	2.50%		Short-Term Income/Cash	6.70%
Harbor International Fund Inv			Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio			Maxim Money Market Portfolio
			GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.
•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and issubject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	7.96%
Worst Quarter	June 2010	-4.80%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2015 Portfolio II		One Year	Since Inception	Inception Date
Class T		11.59%	19.43%	May 1, 2009
Class T1		11.50%	19.40%	May 1, 2009
Class L	[1]	11.59%	19.43%
Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)		12.97%	20.68%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2015 Portfolio II | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2010	rr_AnnualReturn2010	11.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.80%)
One Year	rr_AverageAnnualReturnYear01	11.59%
Since Inception	rr_AverageAnnualReturnSinceInception	19.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2015 Portfolio II | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
One Year	rr_AverageAnnualReturnYear01	11.50%
Since Inception	rr_AverageAnnualReturnSinceInception	19.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2015 Portfolio II | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
One Year	rr_AverageAnnualReturnYear01	11.59%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	19.43%	[3]
Maxim Lifetime 2015 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2015 Portfolio II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 37.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.16%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value		5.20%		International Large Blend	4.55%
Maxim T. Rowe Price Equity/Income Portfolio				Maxim International Index Portfolio Initial
MFS Value Fund A				International Large Growth	2.06%
Large Blend		9.45%		Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio				Invesco International Growth Fund I
Large Growth		4.26%		Diversified Emerging Markets	2.30%
American Century Growth Fund Inv				Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio				Oppenheimer Developing Markets Fund A
Mid Value		2.66%		Intermediate-Term Bond	22.76%
Goldman Sachs Mid Cap Value Fund A				Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S				Maxim Federated Bond Portfolio
Mid Blend		4.05%		High Yield Bond	5.70%
Maxim S&P MidCap 400® Index Portfolio Initial				Metropolitan West High Yield Bond Fund M
Mid Growth		1.40%		Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A				Global Bond	5.60%
Maxim T. Rowe Price MidCap Growth Portfolio				Maxim Templeton Global Bond Portfolio
Small Value		1.30%		Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A				Inflation-Protected Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio				American Century Inflation Adjusted Bond Fund Inv
Small Blend	2.35%		Real Estate	5.00%
Maxim Index 600 Portfolio			Nuveen Real Estate Securities Fund I
Small Growth	1.06%		Global Real Estate	2.10%
Sentinel Small Company Fund A			Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A			Third Avenue Real Estate Value Fund I
International Large Value	2.50%		Short-Term Income/Cash	6.70%
Harbor International Fund Inv			Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio			Maxim Money Market Portfolio
			GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.
•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and issubject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and issubject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2010	7.96%
Worst Quarter	June 2010	-4.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2015 Portfolio II | Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.97%
Since Inception	rr_AverageAnnualReturnSinceInception	20.68%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2015 Portfolio III
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2015 Portfolio III		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.79%	0.79%	0.79%
Total Annual Portfolio Operating Expenses	[2]	0.91%	1.01%	1.16%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2015 Portfolio III (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	93	290	504	1,120
Class T1	103	322	558	1,236
Class L	118	368	638	1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 63.72% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	6.70%	International Large Blend	5.85%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.66%
Large Blend	12.15%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.46%	Diversified Emerging Markets	2.90%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.40%	Intermediate-Term Bond	17.26%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio

Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.20%	High Yield Bond	4.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.80%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	1.66%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	6.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.00%	Real Estate	5.00%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	1.36%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	3.20%	Short-Term Income/Cash	5.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	9.06%
Worst Quarter	June 2010	-6.41%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2015 Portfolio III		One Year	Since Inception	Inception Date
Class T		12.55%	21.59%	May 1, 2009
Class T1		12.38%	21.48%	May 1, 2009
Class L	[1]	12.55%	21.59%
Morningstar Lifetime Aggressive 2015 Index (reflects no deduction for fees, expenses or taxes)		14.96%	24.83%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2015 Portfolio III | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2010	rr_AnnualReturn2010	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.41%)
One Year	rr_AverageAnnualReturnYear01	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	21.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2015 Portfolio III | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
One Year	rr_AverageAnnualReturnYear01	12.38%
Since Inception	rr_AverageAnnualReturnSinceInception	21.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2015 Portfolio III | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
One Year	rr_AverageAnnualReturnYear01	12.55%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	21.59%	[3]
Maxim Lifetime 2015 Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2015 Portfolio III
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 63.72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.72%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	6.70%	International Large Blend	5.85%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.66%
Large Blend	12.15%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.46%	Diversified Emerging Markets	2.90%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.40%	Intermediate-Term Bond	17.26%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio

Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.20%	High Yield Bond	4.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.80%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	1.66%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	6.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.00%	Real Estate	5.00%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	1.36%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	3.20%	Short-Term Income/Cash	5.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	9.06%
Worst Quarter	June 2010	-6.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2015 Portfolio III | Morningstar Lifetime Aggressive 2015 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.96%
Since Inception	rr_AverageAnnualReturnSinceInception	24.83%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2025 Portfolio I
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2025 Portfolio I		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.80%	0.80%	0.80%
Total Annual Portfolio Operating Expenses	[2]	0.92%	1.02%	1.17%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2025 Portfolio I (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	94	293	509	1,131
Class T1	104	325	563	1,248
Class L	119	372	644	1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 41.98% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	5.50%	International Large Blend	5.65%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.56%
Large Blend	10.00%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	4.50%	Diversified Emerging Markets	3.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.80%	Intermediate-Term Bond	23.37%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	4.30%	High Yield Bond	5.90%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.50%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	6.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	1.66%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	4.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.00%	Real Estate	4.30%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	1.36%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	3.10%	Short-Term Income/Cash	3.60%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.
•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	8.65%
Worst Quarter	June 2010	-5.62%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2025 Portfolio I		One Year	Since Inception	Inception Date
Class T		12.26%	20.86%	May 1, 2009
Class T1		12.03%	20.71%	May 1, 2009
Class L	[1]	12.26%	20.86%
Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)		12.94%	20.73%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2025 Portfolio I | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2010	rr_AnnualReturn2010	12.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.62%)
One Year	rr_AverageAnnualReturnYear01	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	20.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2025 Portfolio I | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
One Year	rr_AverageAnnualReturnYear01	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	20.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2025 Portfolio I | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
One Year	rr_AverageAnnualReturnYear01	12.26%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	20.86%	[3]
Maxim Lifetime 2025 Portfolio I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2025 Portfolio I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 41.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.98%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	5.50%	International Large Blend	5.65%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.56%
Large Blend	10.00%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	4.50%	Diversified Emerging Markets	3.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.80%	Intermediate-Term Bond	23.37%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	4.30%	High Yield Bond	5.90%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.50%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	6.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	1.66%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	4.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.00%	Real Estate	4.30%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	1.36%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	3.10%	Short-Term Income/Cash	3.60%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.
•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	8.65%
Worst Quarter	June 2010	-5.62%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2025 Portfolio I | Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.94%
Since Inception	rr_AverageAnnualReturnSinceInception	20.73%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2025 Portfolio II
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2025 Portfolio II		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.83%	0.83%	0.83%
Total Annual Portfolio Operating Expenses	[2]	0.95%	1.05%	1.20%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2025 Portfolio II (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	97	303	525	1,166
Class T1	107	334	579	1,283
Class L	122	381	660	1,455

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 33.29% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.10%	International Large Blend	7.35%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.30%
Large Blend	12.90%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.80%	Diversified Emerging Markets	4.20%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.60%	Intermediate-Term Bond	15.97%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.55%	High Yield Bond	4.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.96%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.10%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	3.20%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.85%	Real Estate	4.30%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	1.76%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	4.06%	Short-Term Income/Cash	2.40%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio

Maxim Invesco ADR Portfolio	Maxim Money Market Portfolio
GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	9.94%
Worst Quarter	June 2010	-7.56%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2025 Portfolio II		One Year	Since Inception	Inception Date
Class T		13.23%	23.26%	May 1, 2009
Class T1		13.26%	23.22%	May 1, 2009
Class L	[1]	13.23%	23.26%
Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)		15.19%	25.59%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2025 Portfolio II | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2010	rr_AnnualReturn2010	13.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
One Year	rr_AverageAnnualReturnYear01	13.23%
Since Inception	rr_AverageAnnualReturnSinceInception	23.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2025 Portfolio II | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
One Year	rr_AverageAnnualReturnYear01	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception	23.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2025 Portfolio II | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
One Year	rr_AverageAnnualReturnYear01	13.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	23.26%	[3]
Maxim Lifetime 2025 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2025 Portfolio II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 33.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.29%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.10%	International Large Blend	7.35%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.30%
Large Blend	12.90%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.80%	Diversified Emerging Markets	4.20%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.60%	Intermediate-Term Bond	15.97%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.55%	High Yield Bond	4.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.96%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.10%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	3.20%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.85%	Real Estate	4.30%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	1.76%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	4.06%	Short-Term Income/Cash	2.40%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio

Maxim Invesco ADR Portfolio	Maxim Money Market Portfolio
GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	9.94%
Worst Quarter	June 2010	-7.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2025 Portfolio II | Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.19%
Since Inception	rr_AverageAnnualReturnSinceInception	25.59%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2025 Portfolio III
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2025 Portfolio III		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%
Total Annual Portfolio Operating Expenses	[2]	0.98%	1.08%	1.23%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2025 Portfolio III (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	100	312	542	1,201
Class T1	110	343	595	1,317
Class L	125	390	676	1,489

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 84.29% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.56%	International Large Blend	8.80%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.96%
Large Blend	15.55%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	7.00%	Diversified Emerging Markets	5.10%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.36%	Intermediate-Term Bond	8.74%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.70%	High Yield Bond	2.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.36%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.56%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	1.90%

Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	4.65%	Real Estate	4.30%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.10%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	4.86%	Short-Term Income/Cash	1.40%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.00%
Worst Quarter	June 2010	-9.07%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2025 Portfolio III		One Year	Since Inception	Inception Date
Class T		14.32%	25.44%	May 1, 2009
Class T1		14.14%	25.32%	May 1, 2009
Class L	[1]	14.32%	25.44%
Morningstar Lifetime Aggressive 2025 Index (reflects no deduction for fees, expenses or taxes)		16.64%	28.61%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2025 Portfolio III | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2010	rr_AnnualReturn2010	14.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.07%)
One Year	rr_AverageAnnualReturnYear01	14.32%
Since Inception	rr_AverageAnnualReturnSinceInception	25.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2025 Portfolio III | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
One Year	rr_AverageAnnualReturnYear01	14.14%
Since Inception	rr_AverageAnnualReturnSinceInception	25.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2025 Portfolio III | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
One Year	rr_AverageAnnualReturnYear01	14.32%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	25.44%	[3]
Maxim Lifetime 2025 Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2025 Portfolio III
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 84.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.29%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.56%	International Large Blend	8.80%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.96%
Large Blend	15.55%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	7.00%	Diversified Emerging Markets	5.10%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.36%	Intermediate-Term Bond	8.74%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.70%	High Yield Bond	2.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.36%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.56%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	1.90%

Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	4.65%	Real Estate	4.30%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.10%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	4.86%	Short-Term Income/Cash	1.40%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.00%
Worst Quarter	June 2010	-9.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2025 Portfolio III | Morningstar Lifetime Aggressive 2025 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.64%
Since Inception	rr_AverageAnnualReturnSinceInception	28.61%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2035 Portfolio I
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2035 Portfolio I		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%
Total Annual Portfolio Operating Expenses	[2]	0.98%	1.08%	1.23%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2035 Portfolio I (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	100	312	542	1,201
Class T1	110	343	595	1,317
Class L	125	390	676	1,489

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 44.01% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.20%	International Large Blend	8.65%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.90%
Large Blend	12.75%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.90%	Diversified Emerging Markets	5.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.66%	Intermediate-Term Bond	14.70%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio

Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.60%	High Yield Bond	3.70%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.96%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.40%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.56%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	1.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	4.60%	Real Estate	3.70%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.06%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	4.76%	Short-Term Income/Cash	0.80%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similarThe bar  to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	10.52%
Worst Quarter	June 2010	-8.14%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2035 Portfolio I		One Year	Since Inception	Inception Date
Class T		13.80%	24.43%	May 1, 2009
Class T1		13.69%	24.30%	May 1, 2009
Class L	[1]	13.80%	24.43%
Morningstar Lifetime Conservative 2035 Index Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)		15.12%	25.53%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2035 Portfolio I | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2010	rr_AnnualReturn2010	13.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.14%)
One Year	rr_AverageAnnualReturnYear01	13.80%
Since Inception	rr_AverageAnnualReturnSinceInception	24.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2035 Portfolio I | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
One Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	24.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2035 Portfolio I | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
One Year	rr_AverageAnnualReturnYear01	13.80%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	24.43%	[3]
Maxim Lifetime 2035 Portfolio I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2035 Portfolio I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 44.01% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.01%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.20%	International Large Blend	8.65%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.90%
Large Blend	12.75%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.90%	Diversified Emerging Markets	5.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.66%	Intermediate-Term Bond	14.70%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio

Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.60%	High Yield Bond	3.70%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.96%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.40%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.56%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	1.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	4.60%	Real Estate	3.70%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.06%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	4.76%	Short-Term Income/Cash	0.80%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similarThe bar  to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similarThe bar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2010	10.52%
Worst Quarter	June 2010	-8.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2035 Portfolio I | Morningstar Lifetime Conservative 2035 Index Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.12%
Since Inception	rr_AverageAnnualReturnSinceInception	25.53%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2035 Portfolio II
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2035 Portfolio II		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.88%	0.88%	0.88%
Total Annual Portfolio Operating Expenses	[2]	1.00%	1.10%	1.25%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2035 Portfolio II (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	102	318	552	1,225
Class T1	112	350	606	1,340
Class L	127	397	686	1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 36.44% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.40%	International Large Blend	10.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial

MFS Value Fund A		International Large Growth	4.56%
Large Blend	15.20%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.86%	Diversified Emerging Markets	6.60%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.26%	Intermediate-Term Bond	7.70%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.55%	High Yield Bond	1.90%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.30%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.96%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.50%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.35%	Real Estate	3.70%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.40%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	5.56%	Short-Term Income/Cash	0.40%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustrations to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower. Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.47%
Worst Quarter	June 2010	-9.51%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2035 Portfolio II		One Year	Since Inception	Inception Date
Class T		14.60%	25.96%	May 1, 2009
Class T1		14.41%	25.83%	May 1, 2009
Class L	[1]	14.60%	25.96%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)		16.54%	28.58%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2035 Portfolio II | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2010	rr_AnnualReturn2010	14.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 1, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 1, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.51%)
One Year	rr_AverageAnnualReturnYear01	14.60%
Since Inception	rr_AverageAnnualReturnSinceInception	25.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2035 Portfolio II | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	14.41%
Since Inception	rr_AverageAnnualReturnSinceInception	25.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2035 Portfolio II | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
One Year	rr_AverageAnnualReturnYear01	14.60%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	25.96%	[3]
Maxim Lifetime 2035 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2035 Portfolio II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 36.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.44%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.40%	International Large Blend	10.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial

MFS Value Fund A		International Large Growth	4.56%
Large Blend	15.20%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.86%	Diversified Emerging Markets	6.60%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.26%	Intermediate-Term Bond	7.70%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.55%	High Yield Bond	1.90%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.30%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	2.96%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.50%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.35%	Real Estate	3.70%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.40%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	5.56%	Short-Term Income/Cash	0.40%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustrations to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower. Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.47%
Worst Quarter	June 2010	-9.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2035 Portfolio II | Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	28.58%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2035 Portfolio III
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2035 Portfolio III		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.89%	0.89%	0.89%
Total Annual Portfolio Operating Expenses	[2]	1.01%	1.11%	1.26%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2035 Portfolio III (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	103	322	558	1,236
Class T1	113	353	612	1,352
Class L	128	400	692	1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 81.37% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 80-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-20% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	9.06%	International Large Blend	10.90%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.90%
Large Blend	16.13%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	7.40%	Diversified Emerging Markets	7.20%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.60%	Intermediate-Term Bond	3.90%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	7.05%	High Yield Bond	1.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.46%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.20%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.20%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.30%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.80%	Real Estate	3.70%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.60%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.00%	Short-Term Income/Cash	0.20%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.01%
Worst Quarter	June 2010	-10.18%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2035 Portfolio III		One Year	Since Inception	Inception Date
Class T		15.14%	27.27%	May 1, 2009
Class T1		15.05%	27.21%	May 1, 2009
Class L	[1]	15.14%	27.27%
Morningstar Lifetime Aggressive 2035 Index (reflects no deduction for fees, expenses or taxes)		17.11%	29.85%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2035 Portfolio III | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2010	rr_AnnualReturn2010	15.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.18%)
One Year	rr_AverageAnnualReturnYear01	15.14%
Since Inception	rr_AverageAnnualReturnSinceInception	27.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2035 Portfolio III | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	15.05%
Since Inception	rr_AverageAnnualReturnSinceInception	27.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2035 Portfolio III | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
One Year	rr_AverageAnnualReturnYear01	15.14%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	27.27%	[3]
Maxim Lifetime 2035 Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2035 Portfolio III
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 81.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.37%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 80-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-20% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	9.06%	International Large Blend	10.90%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.90%
Large Blend	16.13%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	7.40%	Diversified Emerging Markets	7.20%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.60%	Intermediate-Term Bond	3.90%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	7.05%	High Yield Bond	1.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.46%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.20%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.20%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.30%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.80%	Real Estate	3.70%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.60%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.00%	Short-Term Income/Cash	0.20%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	12.01%
Worst Quarter	June 2010	-10.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2035 Portfolio III | Morningstar Lifetime Aggressive 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.11%
Since Inception	rr_AverageAnnualReturnSinceInception	29.85%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2045 Portfolio I
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2045 Portfolio I		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.88%	0.88%	0.88%
Total Annual Portfolio Operating Expenses	[2]	1.00%	1.10%	1.25%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2045 Portfolio I (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	102	318	552	1,225
Class T1	112	350	606	1,340
Class L	127	397	686	1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 40.57% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

'The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 65-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-35% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.46%	International Large Blend	10.30%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.66%
Large Blend	13.39%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.10%	Diversified Emerging Markets	7.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.76%	Intermediate-Term Bond	10.30%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.80%	High Yield Bond	2.60%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.06%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	3.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.06%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.55%	Real Estate	3.10%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.50%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	5.66%	Short-Term Income/Cash	0.00%

Harbor International Fund Inv	Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio	Maxim Money Market Portfolio
GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.   There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.22%
Worst Quarter	June 2010	-8.96%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2045 Portfolio I		One Year	Since Inception	Inception Date
Class T		14.37%	25.80%	May 1, 2009
Class T1		14.28%	25.68%	May 1, 2009
Class L	[1]	14.37%	25.80%
Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)		15.99%	27.41%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2045 Portfolio I | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2010	rr_AnnualReturn2010	14.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
One Year	rr_AverageAnnualReturnYear01	14.37%
Since Inception	rr_AverageAnnualReturnSinceInception	25.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2045 Portfolio I | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	14.28%
Since Inception	rr_AverageAnnualReturnSinceInception	25.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2045 Portfolio I | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
One Year	rr_AverageAnnualReturnYear01	14.37%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	25.80%	[3]
Maxim Lifetime 2045 Portfolio I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2045 Portfolio I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 40.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.57%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

'The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 65-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-35% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.46%	International Large Blend	10.30%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.66%
Large Blend	13.39%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.10%	Diversified Emerging Markets	7.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.76%	Intermediate-Term Bond	10.30%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.80%	High Yield Bond	2.60%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.06%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	3.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.06%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.55%	Real Estate	3.10%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.50%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	5.66%	Short-Term Income/Cash	0.00%

Harbor International Fund Inv	Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio	Maxim Money Market Portfolio
GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.   There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.22%
Worst Quarter	June 2010	-8.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2045 Portfolio I | Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.99%
Since Inception	rr_AverageAnnualReturnSinceInception	27.41%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2045 Portfolio II
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2045 Portfolio II		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.89%	0.89%	0.89%
Total Annual Portfolio Operating Expenses	[2]	1.01%	1.11%	1.26%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2045 Portfolio II (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	103	322	558	1,236
Class T1	113	353	612	1,352
Class L	128	400	692	1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 34.72% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.20%	International Large Blend	11.35%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.10%
Large Blend	14.75%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.70%	Diversified Emerging Markets	8.50%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.16%	Intermediate-Term Bond	5.40%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.40%	High Yield Bond	1.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.26%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.80%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.36%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%

Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.10%	Real Estate	3.10%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.76%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.26%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.94%
Worst Quarter	June 2010	-9.94%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2045 Portfolio II		One Year	Since Inception	Inception Date
Class T		15.00%	27.06%	May 1, 2009
Class T1		14.83%	26.89%	May 1, 2009
Class L	[1]	15.00%	27.06%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)		16.77%	29.31%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2045 Portfolio II | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2010	rr_AnnualReturn2010	15.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.94%)
One Year	rr_AverageAnnualReturnYear01	15.00%
Since Inception	rr_AverageAnnualReturnSinceInception	27.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2045 Portfolio II | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	14.83%
Since Inception	rr_AverageAnnualReturnSinceInception	26.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2045 Portfolio II | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
One Year	rr_AverageAnnualReturnYear01	15.00%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	27.06%	[3]
Maxim Lifetime 2045 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2045 Portfolio II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 34.72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.72%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.20%	International Large Blend	11.35%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.10%
Large Blend	14.75%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.70%	Diversified Emerging Markets	8.50%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.16%	Intermediate-Term Bond	5.40%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.40%	High Yield Bond	1.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.26%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.80%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.36%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%

Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.10%	Real Estate	3.10%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.76%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.26%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.94%
Worst Quarter	June 2010	-9.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2045 Portfolio II | Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.77%
Since Inception	rr_AverageAnnualReturnSinceInception	29.31%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2045 Portfolio III

The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2045 Portfolio III		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.90%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	[2]	1.02%	1.12%	1.27%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2045 Portfolio III (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	104	325	563	1,248
Class T1	114	356	617	1,363
Class L	129	403	697	1,534

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 69.11% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-15% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.50%	International Large Blend	11.80%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.30%
Large Blend	15.43%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.96%	Diversified Emerging Markets	8.90%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.30%	Intermediate-Term Bond	3.20%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio

Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.60%	High Yield Bond	0.80%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.30%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.10%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.50%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.35%	Real Estate	3.10%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.86%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.50%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.24%
Worst Quarter	June 2010	-10.33%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2045 Portfolio III		One Year	Since Inception	Inception Date
Class T		15.22%	27.60%	May 1, 2009
Class T1		15.05%	27.48%	May 1, 2009
Class L	[1]	15.22%	27.60%
Morningstar Lifetime Aggressive 2045 Index (reflects no deduction for fees, expenses or taxes)		17.13%	30.20%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2045 Portfolio III | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2010	rr_AnnualReturn2010	15.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.33%)
One Year	rr_AverageAnnualReturnYear01	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	27.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2045 Portfolio III | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
One Year	rr_AverageAnnualReturnYear01	15.05%
Since Inception	rr_AverageAnnualReturnSinceInception	27.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2045 Portfolio III | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
One Year	rr_AverageAnnualReturnYear01	15.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	27.60%	[3]
Maxim Lifetime 2045 Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2045 Portfolio III
Objective [Heading]	rr_ObjectiveHeading
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 69.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.11%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-15% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.50%	International Large Blend	11.80%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.30%
Large Blend	15.43%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.96%	Diversified Emerging Markets	8.90%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.30%	Intermediate-Term Bond	3.20%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio

Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.60%	High Yield Bond	0.80%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.30%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.10%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.50%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.35%	Real Estate	3.10%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.86%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.50%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	12.24%
Worst Quarter	June 2010	-10.33%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2045 Portfolio III | Morningstar Lifetime Aggressive 2045 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.13%
Since Inception	rr_AverageAnnualReturnSinceInception	30.20%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2055 Portfolio I
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2055 Portfolio I		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.89%	0.89%	0.89%
Total Annual Portfolio Operating Expenses	[2]	1.01%	1.11%	1.26%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2055 Portfolio I (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	103	322	558	1,236
Class T1	113	353	612	1,352
Class L	128	400	692	1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 59.36% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 65-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-35% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.00%	International Large Blend	11.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.00%
Large Blend	12.68%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.70%	Diversified Emerging Markets	9.40%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.56%	Intermediate-Term Bond	9.10%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.45%	High Yield Bond	2.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.90%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	3.70%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.76%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.95%	Real Estate	2.60%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.20%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.10%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.51%
Worst Quarter	June 2010	-9.13%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2055 Portfolio I		One Year	Since Inception	Inception Date
Class T		14.57%	26.09%	May 1, 2009
Class T1		14.44%	26.00%	May 1, 2009
Class L	[1]	14.57%	26.09%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)		16.06%	27.90%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2055 Portfolio I | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2010	rr_AnnualReturn2010	14.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
One Year	rr_AverageAnnualReturnYear01	14.57%
Since Inception	rr_AverageAnnualReturnSinceInception	26.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2055 Portfolio I | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	26.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2055 Portfolio I | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
One Year	rr_AverageAnnualReturnYear01	14.57%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	26.09%	[3]
Maxim Lifetime 2055 Portfolio I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2055 Portfolio I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 59.36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.36%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 65-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-35% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.00%	International Large Blend	11.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.00%
Large Blend	12.68%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.70%	Diversified Emerging Markets	9.40%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.56%	Intermediate-Term Bond	9.10%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.45%	High Yield Bond	2.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.90%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	3.70%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	3.76%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.95%	Real Estate	2.60%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.20%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.10%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Conservative Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	50.50%	50.76%	51.02%	51.28%	51.55%	51.81%	51.99%	52.17%	52.36%	52.54%	52.72%	52.77%
Non-US Equity	34.50%	34.20%	33.89%	33.59%	33.29%	32.99%	32.64%	32.29%	31.94%	31.60%	31.25%	30.84%
Fixed Income	15.00%	15.04%	15.08%	15.12%	15.16%	15.21%	15.37%	15.54%	15.70%	15.86%	16.03%	16.39%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	52.82%	52.87%	52.92%	52.97%	52.60%	52.22%	51.85%	51.48%	51.11%	50.16%	49.21%	48.27%
Non-US Equity	30.42%	30.01%	29.60%	29.19%	28.58%	27.97%	27.37%	26.76%	26.15%	25.33%	24.50%	23.67%
Fixed Income	16.76%	17.12%	17.48%	17.84%	18.57%	19.30%	20.03%	20.75%	21.48%	22.79%	24.10%	25.41%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.76%	1.01%	1.26%	1.72%	2.18%	2.65%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	47.32%	46.37%	45.10%	43.83%	42.56%	41.29%	40.02%	38.83%	37.64%	36.44%	35.25%	34.06%
Non-US Equity	22.85%	22.02%	21.14%	20.26%	19.38%	18.50%	17.62%	16.86%	16.11%	15.36%	14.61%	13.86%
Fixed Income	26.72%	28.04%	29.44%	30.84%	32.24%	33.64%	35.04%	36.00%	36.96%	37.92%	38.88%	39.84%
Short Term Income	3.11%	3.57%	4.32%	5.07%	5.82%	6.57%	7.32%	8.31%	9.29%	10.27%	11.25%	12.24%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	33.19%	32.32%	31.45%	30.57%	29.70%	29.05%	28.40%	27.74%	27.09%	26.44%	25.88%	25.32%
Non-US Equity	13.31%	12.76%	12.21%	11.67%	11.12%	10.71%	10.29%	9.88%	9.47%	9.05%	8.72%	8.38%
Fixed Income	40.17%	40.49%	40.82%	41.14%	41.46%	41.35%	41.24%	41.12%	41.01%	40.90%	40.52%	40.14%
Short Term Income	13.33%	14.43%	15.52%	16.62%	17.71%	18.89%	20.07%	21.25%	22.43%	23.61%	24.89%	26.17%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	24.76%	24.20%	23.64%	23.17%	22.71%	22.24%	21.78%	21.31%	21.02%	20.72%	20.42%	20.13%
Non-US Equity	8.04%	7.70%	7.36%	7.08%	6.80%	6.53%	6.25%	5.98%	5.77%	5.57%	5.37%	5.16%
Fixed Income	39.76%	39.38%	39.00%	38.38%	37.76%	37.15%	36.53%	35.91%	35.06%	34.20%	33.34%	32.48%
Short Term Income	27.45%	28.73%	30.01%	31.37%	32.73%	34.08%	35.44%	36.80%	38.15%	39.51%	40.87%	42.23%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	19.83%	19.65%	19.46%	19.28%	19.10%	18.92%	18.88%	18.85%	18.82%	18.78%	18.75%	18.76%
Non-US Equity	4.96%	4.91%	4.87%	4.82%	4.77%	4.73%	4.72%	4.71%	4.70%	4.70%	4.69%	4.69%
Fixed Income	31.63%	31.72%	31.82%	31.91%	32.01%	32.11%	32.12%	32.14%	32.16%	32.18%	32.19%	32.19%
Short Term Income	43.59%	43.72%	43.85%	43.98%	44.12%	44.25%	44.27%	44.30%	44.32%	44.34%	44.37%	44.36%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	18.78%	18.79%	18.80%	18.82%	18.65%	18.65%	18.65%	18.64%	18.64%	18.64%
Non-US Equity	4.69%	4.70%	4.70%	4.70%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fixed Income	32.18%	32.17%	32.17%	32.16%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Short Term Income	44.35%	44.34%	44.33%	44.32%	44.44%	44.44%	44.44%	44.45%	44.45%	44.45%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2010	11.51%
Worst Quarter	June 2010	-9.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2055 Portfolio I | Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.90%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2055 Portfolio II
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2055 Portfolio II		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.90%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	[2]	1.02%	1.12%	1.27%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2055 Portfolio II (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	104	325	563	1,248
Class T1	114	356	617	1,363
Class L	129	403	697	1,534

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 50.32% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.60%	International Large Blend	12.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.46%
Large Blend	13.76%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.20%	Diversified Emerging Markets	10.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.86%	Intermediate-Term Bond	4.80%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.90%	High Yield Bond	1.20%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.06%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	4.10%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.50%	Real Estate	2.60%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.40%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.66%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio

Maxim Invesco ADR Portfolio	Maxim Money Market Portfolio
GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.20%
Worst Quarter	June 2010	-10.02%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2055 Portfolio II		One Year	Since Inception	Inception Date
Class T		14.96%	27.27%	May 1, 2009
Class T1		14.81%	27.05%	May 1, 2009
Class L	[1]	14.96%	27.27%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)		16.75%	29.61%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2055 Portfolio II | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2010	rr_AnnualReturn2010	14.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
One Year	rr_AverageAnnualReturnYear01	14.96%
Since Inception	rr_AverageAnnualReturnSinceInception	27.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2055 Portfolio II | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
One Year	rr_AverageAnnualReturnYear01	14.81%
Since Inception	rr_AverageAnnualReturnSinceInception	27.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2055 Portfolio II | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
One Year	rr_AverageAnnualReturnYear01	14.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	27.27%	[3]
Maxim Lifetime 2055 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2055 Portfolio II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 50.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.32%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.60%	International Large Blend	12.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.46%
Large Blend	13.76%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.20%	Diversified Emerging Markets	10.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.86%	Intermediate-Term Bond	4.80%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.90%	High Yield Bond	1.20%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.06%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	4.10%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.50%	Real Estate	2.60%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.40%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.66%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio

Maxim Invesco ADR Portfolio	Maxim Money Market Portfolio
GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Moderate Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.  There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	12.20%
Worst Quarter	June 2010	-10.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2055 Portfolio II | Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.75%
Since Inception	rr_AverageAnnualReturnSinceInception	29.61%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim Lifetime 2055 Portfolio III
Investment Objective
The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Portfolio seeks income and secondarily, capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim Lifetime 2055 Portfolio III		Class T	Class T1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.91%	0.91%	0.91%
Total Annual Portfolio Operating Expenses	[2]	1.03%	1.13%	1.28%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Lifetime 2055 Portfolio III (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	105	328	569	1,259
Class T1	115	359	622	1,375
Class L	130	406	702	1,545

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 223.54% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-15% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.86%	International Large Blend	12.55%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.66%
Large Blend	14.05%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.46%	Diversified Emerging Markets	10.60%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.00%	Intermediate-Term Bond	3.00%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.15%	High Yield Bond	0.80%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.16%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.20%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	4.26%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%

Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.75%	Real Estate	2.60%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.50%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.90%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolios neutral allocations (without any tactical adjustments by MCM). The Portfolios actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained atwww.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.35%
Worst Quarter	June 2010	-10.31%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Lifetime 2055 Portfolio III		One Year	Since Inception	Inception Date
Class T		15.04%	27.63%	May 1, 2009
Class T1		15.05%	27.64%	May 1, 2009
Class L	[1]	15.04%	27.63%
Morningstar Lifetime Aggressive 2055 Index (reflects no deduction for fees, expenses or taxes)		17.10%	30.47%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Lifetime 2055 Portfolio III | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2010	rr_AnnualReturn2010	15.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.31%)
One Year	rr_AverageAnnualReturnYear01	15.04%
Since Inception	rr_AverageAnnualReturnSinceInception	27.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2055 Portfolio III | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
One Year	rr_AverageAnnualReturnYear01	15.05%
Since Inception	rr_AverageAnnualReturnSinceInception	27.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Maxim Lifetime 2055 Portfolio III | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
One Year	rr_AverageAnnualReturnYear01	15.04%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	27.63%	[3]
Maxim Lifetime 2055 Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Lifetime 2055 Portfolio III
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 223.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	223.54%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-15% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.86%	International Large Blend	12.55%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.66%
Large Blend	14.05%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.46%	Diversified Emerging Markets	10.60%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.00%	Intermediate-Term Bond	3.00%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.15%	High Yield Bond	0.80%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.16%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.20%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Templeton Global Bond Portfolio
Small Value	4.26%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%

Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.75%	Real Estate	2.60%
Maxim Index 600 Portfolio		Nuveen Real Estate Securities Fund I
Small Growth	2.50%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	6.90%	Short-Term Income/Cash	0.00%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio
Maxim Invesco ADR Portfolio		Maxim Money Market Portfolio
		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolios neutral allocations (without any tactical adjustments by MCM). The Portfolios actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Maxim Lifetime Asset Allocation Glide Path
Aggressive Track
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	56.50%	56.82%	57.14%	57.46%	57.78%	58.10%	58.42%	58.74%	59.06%	59.37%	59.69%	59.99%
Non-US Equity	38.50%	38.18%	37.86%	37.54%	37.22%	36.90%	36.57%	36.25%	35.93%	35.61%	35.28%	34.95%
Fixed Income	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.01%	5.01%	5.02%	5.02%	5.03%	5.07%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	60.28%	60.58%	60.88%	61.17%	61.41%	61.64%	61.88%	62.11%	62.35%	62.29%	62.23%	62.18%
Non-US Equity	34.61%	34.27%	33.94%	33.60%	33.24%	32.87%	32.51%	32.14%	31.77%	31.28%	30.78%	30.29%
Fixed Income	5.11%	5.15%	5.19%	5.22%	5.29%	5.36%	5.42%	5.49%	5.55%	5.98%	6.40%	6.82%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.07%	0.13%	0.20%	0.26%	0.33%	0.46%	0.59%	0.72%

Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	62.12%	62.07%	61.47%	60.87%	60.27%	59.67%	59.07%	57.94%	56.82%	55.69%	54.56%	53.44%
Non-US Equity	29.79%	29.30%	28.59%	27.89%	27.19%	26.48%	25.78%	24.93%	24.07%	23.22%	22.37%	21.52%
Fixed Income	7.24%	7.66%	8.64%	9.61%	10.59%	11.56%	12.53%	13.86%	15.18%	16.51%	17.84%	19.16%
Short Term Income	0.85%	0.98%	1.30%	1.63%	1.96%	2.29%	2.62%	3.27%	3.93%	4.58%	5.23%	5.88%

Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	52.13%	50.82%	49.51%	48.20%	46.89%	45.76%	44.63%	43.50%	42.37%	41.24%	40.39%	39.54%
Non-US Equity	20.69%	19.86%	19.03%	18.20%	17.37%	16.69%	16.02%	15.34%	14.66%	13.99%	13.47%	12.96%
Fixed Income	20.34%	21.51%	22.69%	23.87%	25.05%	25.71%	26.38%	27.05%	27.72%	28.38%	28.54%	28.69%
Short Term Income	6.85%	7.81%	8.77%	9.74%	10.70%	11.84%	12.97%	14.11%	15.25%	16.39%	17.60%	18.81%

Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	38.69%	37.84%	36.99%	36.33%	35.67%	35.02%	34.36%	33.70%	33.27%	32.83%	32.39%	31.96%
Non-US Equity	12.45%	11.93%	11.42%	11.02%	10.61%	10.21%	9.81%	9.40%	9.10%	8.79%	8.49%	8.19%
Fixed Income	28.85%	29.00%	29.15%	28.94%	28.73%	28.52%	28.31%	28.10%	27.58%	27.05%	26.53%	26.00%
Short Term Income	20.02%	21.23%	22.44%	23.71%	24.98%	26.25%	27.52%	28.79%	30.06%	31.32%	32.59%	33.85%

Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	31.52%	31.21%	30.90%	30.58%	30.27%	29.96%	29.85%	29.74%	29.63%	29.51%	29.40%	29.38%
Non-US Equity	7.88%	7.80%	7.72%	7.65%	7.57%	7.49%	7.46%	7.43%	7.41%	7.38%	7.35%	7.35%
Fixed Income	25.48%	25.65%	25.81%	25.97%	26.14%	26.30%	26.36%	26.42%	26.48%	26.54%	26.59%	26.61%
Short Term Income	35.12%	35.34%	35.57%	35.80%	36.02%	36.25%	36.33%	36.41%	36.49%	36.57%	36.65%	36.67%

Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	29.36%	29.33%	29.31%	29.29%	29.27%	29.25%	29.23%	29.22%	29.20%	29.20%
Non-US Equity	7.34%	7.33%	7.33%	7.32%	7.32%	7.31%	7.31%	7.30%	7.30%	7.30%
Fixed Income	26.62%	26.63%	26.64%	26.66%	26.67%	26.67%	26.68%	26.69%	26.70%	26.70%
Short Term Income	36.68%	36.70%	36.72%	36.73%	36.75%	36.76%	36.77%	36.79%	36.80%	36.80%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained atwww.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	12.35%
Worst Quarter	June 2010	-10.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Lifetime 2055 Portfolio III | Morningstar Lifetime Aggressive 2055 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.10%
Since Inception	rr_AverageAnnualReturnSinceInception	30.47%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class T shares and has not been adjusted to reflect the expenses of the Class L shares. Class T, Class T1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Portfolio Summary Maxim SecureFoundationSM Balanced Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Balanced Portfolio		Class G	Class G1	Class L
Management Fees		0.10%	0.10%	0.10%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.58%	0.58%	0.58%
Total Annual Portfolio Operating Expenses	[2]	0.68%	0.78%	0.93%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	69	218	379	847
Class G1	80	249	433	966
Class L	95	296	515	1,143

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 57.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	27.0%	International Large Blend	15.0%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	11.0%	Intermediate-Term Bond	38.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	9.0%
Maxim Index 600 Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the target allocations at any time and without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); and the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond). See Appendix A for more information regarding the Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	8.45%
Worst Quarter	June 2010	-6.03%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim SecureFoundation Balanced Portfolio		One Year	Since Inception	Inception Date
Class G		11.02%	10.36%	Nov 13, 2009
Class G1		10.92%	10.27%	Nov 13, 2009
Class L	[1]	11.02%	10.36%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	18.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.31%
Composite Index (reflects no deduction for fees, expenses or taxes)		11.92%	12.24%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Balanced Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%	[2]
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
Annual Return 2010	rr_AnnualReturn2010	11.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.03%)
One Year	rr_AverageAnnualReturnYear01	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Balanced Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%	[2]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
One Year	rr_AverageAnnualReturnYear01	10.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Balanced Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
One Year	rr_AverageAnnualReturnYear01	11.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.36%	[3]
Maxim SecureFoundation Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim SecureFoundationSM Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 57.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.76%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	27.0%	International Large Blend	15.0%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	11.0%	Intermediate-Term Bond	38.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	9.0%
Maxim Index 600 Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the target allocations at any time and without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); and the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond). See Appendix A for more information regarding the Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	8.45%
Worst Quarter	June 2010	-6.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim SecureFoundation Balanced Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%
Maxim SecureFoundation Balanced Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Maxim SecureFoundation Balanced Portfolio | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.92%
Since Inception	rr_AverageAnnualReturnSinceInception	12.24%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Portfolio Summaries Maxim SecureFoundationSM Lifetime 2015 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2015 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%	0.55%
Total Annual Portfolio Operating Expenses	[2]	0.67%	0.77%	0.92%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2015 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	68	214	373	835
Class G1	79	246	428	954
Class L	94	293	509	1,131

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 95.95% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	25.1%	International Large Blend	16.6%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	10.8%	Intermediate-Term Bond	35.2%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	6.8%	Short-Term Income/Cash	5.5%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2015 Composite Index. The 2015 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2015 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	8.16%

Worst Quarter	June 2010	-5.98%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim SecureFoundation Lifetime 2015 Portfolio		One Year	Since Inception	Inception Date
Class G		10.03%	9.32%	Nov 13, 2009
Class G1		9.87%	9.17%	Nov 13, 2009
Class L	[1]	10.03%	9.32%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	18.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.31%
2015 Composite Index (reflects no deduction for fees, expenses or taxes)		11.23%	11.43%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2015 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Annual Return 2010	rr_AnnualReturn2010	10.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.98%)
One Year	rr_AverageAnnualReturnYear01	10.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2015 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
One Year	rr_AverageAnnualReturnYear01	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2015 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
One Year	rr_AverageAnnualReturnYear01	10.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[3]
Maxim SecureFoundation Lifetime 2015 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summaries Maxim SecureFoundationSM Lifetime 2015 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 95.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.95%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2015 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	25.1%	International Large Blend	16.6%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	10.8%	Intermediate-Term Bond	35.2%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	6.8%	Short-Term Income/Cash	5.5%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2015 Composite Index. The 2015 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2015 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2010	8.16%

Worst Quarter	June 2010	-5.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim SecureFoundation Lifetime 2015 Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%
Maxim SecureFoundation Lifetime 2015 Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Maxim SecureFoundation Lifetime 2015 Portfolio | 2015 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.43%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim SecureFoundationSM Lifetime 2020 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2020 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%	0.55%
Total Annual Portfolio Operating Expenses		0.67%	0.77%	0.92%
[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2020 Portfolio (USD $)	1 Year	3 Years
Class G	68	214
Class G1	79	246
Class L	94	293

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2020 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	25.1%	International Large Blend	16.6%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	10.8%	Intermediate-Term Bond	35.2%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	6.8%	Short-Term Income/Cash	5.5%

Maxim Index 600 Portfolio	GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2020 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
Maxim SecureFoundation Lifetime 2020 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
Maxim SecureFoundation Lifetime 2020 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
Maxim SecureFoundation Lifetime 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2020 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2020 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	25.1%	International Large Blend	16.6%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	10.8%	Intermediate-Term Bond	35.2%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	6.8%	Short-Term Income/Cash	5.5%

Maxim Index 600 Portfolio	GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year

[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Maxim SecureFoundationSM Lifetime 2025 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2025 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.58%	0.58%	0.58%
Total Annual Portfolio Operating Expenses	[2]	0.70%	0.80%	0.95%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2025 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	72	224	390	871
Class G1	82	255	444	990
Class L	97	303	525	1,166

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 90.02% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2015, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2015, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	28.6%	International Large Blend	20.8%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	12.2%	Intermediate-Term Bond	26.8%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	8.5%	Short-Term Income/Cash	3.1%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small size and medium companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2025 Composite Index. The 2025 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2025 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	9.35%

Worst Quarter	June 2010	-8.05%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim SecureFoundation Lifetime 2025 Portfolio		One Year	Since Inception	Inception Date
Class G		10.31%	9.85%	Nov 13, 2009
Class G1		10.33%	9.87%	Nov 13, 2009
Class L	[1]	10.31%	9.85%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	18.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.31%
2025 Composite Index (reflects no deduction for fees, expenses or taxes)		12.12%	12.54%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2025 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Return 2010	rr_AnnualReturn2010	10.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.05%)
One Year	rr_AverageAnnualReturnYear01	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2025 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
One Year	rr_AverageAnnualReturnYear01	10.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2025 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
One Year	rr_AverageAnnualReturnYear01	10.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%	[3]
Maxim SecureFoundation Lifetime 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 90.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.02%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2025 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2015, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2015, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	28.6%	International Large Blend	20.8%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	12.2%	Intermediate-Term Bond	26.8%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	8.5%	Short-Term Income/Cash	3.1%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small size and medium companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2025 Composite Index. The 2025 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2025 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	9.35%

Worst Quarter	June 2010	-8.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim SecureFoundation Lifetime 2025 Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%
Maxim SecureFoundation Lifetime 2025 Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Maxim SecureFoundation Lifetime 2025 Portfolio | 2025 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.12%
Since Inception	rr_AverageAnnualReturnSinceInception	12.54%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim SecureFoundationSM Lifetime 2030 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2030 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%	0.60%
Total Annual Portfolio Operating Expenses		0.72%	0.82%	0.97%
[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2030 Portfolio (USD $)	1 Year	3 Years
Class G	74	230
Class G1	84	262
Class L	99	309

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2030 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2030, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2020, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2020, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	31.3%	International Large Blend	25.2%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	13.5%	Intermediate-Term Bond	18.4%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	10.2%	Short-Term Income/Cash	1.4%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2030 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
Maxim SecureFoundation Lifetime 2030 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
Maxim SecureFoundation Lifetime 2030 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
Maxim SecureFoundation Lifetime 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2030 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2030 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2030, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2020, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2020, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	31.3%	International Large Blend	25.2%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	13.5%	Intermediate-Term Bond	18.4%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	10.2%	Short-Term Income/Cash	1.4%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year

[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Maxim SecureFoundationSM Lifetime 2035 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2035 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%
Total Annual Portfolio Operating Expenses	[2]	0.73%	0.83%	0.98%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2035 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	75	233	406	906
Class G1	85	265	460	1,025
Class L	100	312	542	1,201

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 74.53% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2025, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2025, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	32.8%	International Large Blend	28.8%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	14.0%	Intermediate-Term Bond	12.4%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	11.5%	Short-Term Income/Cash	0.5%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2035 Composite Index. The 2035 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2035 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.28%

Worst Quarter	June 2010	-10.42%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim SecureFoundation Lifetime 2035 Portfolio		One Year	Since Inception	Inception Date
Class G		11.36%	11.08%	Nov 13, 2009
Class G1		11.32%	11.05%	Nov 13, 2009
Class L	[1]	11.36%	11.08%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	18.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.31%
2035 Composite Index (reflects no deduction for fees, expenses or taxes)		13.40%	14.17%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2035 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Annual Return 2010	rr_AnnualReturn2010	11.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.42%)
One Year	rr_AverageAnnualReturnYear01	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2035 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
One Year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	11.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2035 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
One Year	rr_AverageAnnualReturnYear01	11.36%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%	[3]
Maxim SecureFoundation Lifetime 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 74.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.53%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2025, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2025, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	32.8%	International Large Blend	28.8%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	14.0%	Intermediate-Term Bond	12.4%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	11.5%	Short-Term Income/Cash	0.5%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2035 Composite Index. The 2035 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2035 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.28%

Worst Quarter	June 2010	-10.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim SecureFoundation Lifetime 2035 Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%
Maxim SecureFoundation Lifetime 2035 Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Maxim SecureFoundation Lifetime 2035 Portfolio | 2035 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.40%
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim SecureFoundationSM Lifetime 2040 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2040 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.62%	0.62%	0.62%
Total Annual Portfolio Operating Expenses		0.74%	0.84%	0.99%
[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2040 Portfolio (USD $)	1 Year	3 Years
Class G	76	237
Class G1	86	268
Class L	101	315

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2040 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2040, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2030, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2030, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	32.6%	International Large Blend	31.3%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	14.0%	Intermediate-Term Bond	9.6%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	12.4%	Short-Term Income/Cash	0.1%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2040 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
Maxim SecureFoundation Lifetime 2040 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
Maxim SecureFoundation Lifetime 2040 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
Maxim SecureFoundation Lifetime 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2040 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2040 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2040, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2030, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2030, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	32.6%	International Large Blend	31.3%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	14.0%	Intermediate-Term Bond	9.6%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	12.4%	Short-Term Income/Cash	0.1%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year

[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Maxim SecureFoundationSM Lifetime 2045 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2045 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%
Total Annual Portfolio Operating Expenses	[2]	0.73%	0.83%	0.98%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2045 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	76	237	411	918
Class G1	86	268	466	1,037
Class L	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 64.45% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2035, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2035, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	31.7%	International Large Blend	33.1%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	13.6%	Intermediate-Term Bond	8.6%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.0%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2045 Composite Index. The 2045 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2045 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.79%

Worst Quarter	June 2010	-11.00%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim SecureFoundation Lifetime 2045 Portfolio		One Year	Since Inception	Inception Date
Class G		11.41%	11.21%	Nov 13, 2009
Class G1		11.43%	11.22%	Nov 13, 2009
Class L	[1]	11.41%	11.21%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	18.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.31%
2045 Composite Index (reflects no deduction for fees, expenses or taxes)		13.61%	14.43%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2045 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Annual Return 2010	rr_AnnualReturn2010	11.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.00%)
One Year	rr_AverageAnnualReturnYear01	11.41%
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2045 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
One Year	rr_AverageAnnualReturnYear01	11.43%
Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2045 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
One Year	rr_AverageAnnualReturnYear01	11.41%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%	[3]
Maxim SecureFoundation Lifetime 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 64.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.45%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2045 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2035, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2035, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	31.7%	International Large Blend	33.1%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	13.6%	Intermediate-Term Bond	8.6%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.0%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2045 Composite Index. The 2045 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2045 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.79%

Worst Quarter	June 2010	-11.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim SecureFoundation Lifetime 2045 Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%
Maxim SecureFoundation Lifetime 2045 Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Maxim SecureFoundation Lifetime 2045 Portfolio | 2045 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	14.43%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Maxim SecureFoundationSM Lifetime 2050 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2050 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%
Total Annual Portfolio Operating Expenses		0.75%	0.85%	1.00%
[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2050 Portfolio (USD $)	1 Year	3 Years
Class G	77	240
Class G1	87	271
Class L	102	318

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2050 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2050, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2040, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2040, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	30.5%	International Large Blend	34.9%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	13.1%	Intermediate-Term Bond	8.1%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.4%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2050 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
Maxim SecureFoundation Lifetime 2050 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
Maxim SecureFoundation Lifetime 2050 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
Maxim SecureFoundation Lifetime 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2050 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2050, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2040, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2040, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolio"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	30.5%	International Large Blend	34.9%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	13.1%	Intermediate-Term Bond	8.1%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.4%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year

[1]	Because the Portfolio had not commenced operations as of December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2011 fiscal year.

Maxim SecureFoundationSM Lifetime 2055 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Maxim SecureFoundation Lifetime 2055 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%
Total Annual Portfolio Operating Expenses	[2]	0.75%	0.85%	1.00%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2055 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	77	240	417	930
Class G1	87	271	471	1,049
Class L	102	318	552	1,225

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 64.92% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio is currently expected (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2045, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2045, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	29.2%	International Large Blend	36.6%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	12.5%	Intermediate-Term Bond	8.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.7%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2055 Composite Index.The 2055 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2055 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.96%

Worst Quarter	June 2010	-11.07%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns - Maxim SecureFoundation Lifetime 2055 Portfolio		One Year	Since Inception	Inception Date
Class G		11.22%	10.93%	Nov 13, 2009
Class G1		11.25%	10.95%	Nov 13, 2009
Class L	[1]	11.22%	10.93%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	18.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.31%
2055 Composite Index (reflects no deduction for fees, expenses or taxes)		13.60%	14.43%
[1]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Lifetime 2055 Portfolio | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Annual Return 2010	rr_AnnualReturn2010	11.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.07%)
One Year	rr_AverageAnnualReturnYear01	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2055 Portfolio | Class G1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
One Year	rr_AverageAnnualReturnYear01	11.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2009
Maxim SecureFoundation Lifetime 2055 Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
One Year	rr_AverageAnnualReturnYear01	11.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%	[3]
Maxim SecureFoundation Lifetime 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim SecureFoundationSM Lifetime 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee ("Guarantee Benefit Fee"), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 64.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.92%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2055 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio is currently expected (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time until 2045, the Portfolio's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2045, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index ("Index Portfolios"). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	29.2%	International Large Blend	36.6%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	12.5%	Intermediate-Term Bond	8.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.7%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio's target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio's neutral allocations (without any tactical adjustments by MCM). The Portfolio's actual asset allocation may differ from this illustration to reflect MCM's tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Secure Foundation
Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%

Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%

Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio's investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2055 Composite Index.The 2055 Composite Index is derived by applying the Portfolio's target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the Barclays Capital U.S. Aggregate Bond Index (intermediate term bond); and the Barclays Capital 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2055 Composite Index. Class G1 and Class L shares performance would be lower than Class G shares performance because of the 12b-1 fees applicable to Class G1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio's Class G shares in each full calendar year since inception and comparing its average annual total return to the performance of broad based securities market indices and a composite index which has investment characteristics similar to those of the Portfolio. The Portfolio compares its returns to the 2055 Composite Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, or qualified retirement plan. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.96%

Worst Quarter	June 2010	-11.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim SecureFoundation Lifetime 2055 Portfolio | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%
Maxim SecureFoundation Lifetime 2055 Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Maxim SecureFoundation Lifetime 2055 Portfolio | 2055 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	14.43%

[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
[3]	Class L shares are new and had not commenced operations as of December 31, 2010. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Class G shares and has not been adjusted to reflect the expenses of the Class L shares. Class G, Class G1, and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011